UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-6322

Delaware Pooled Trust
(Exact name of registrant as specified in charter)

2005 Market Street Philadelphia, PA		19103
(Address of principal executive offices)		(Zip code)

David F. Connor, Esq. 2005 Market Street Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments (Unaudited)

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The All-Cap Growth Equity Portfolio

January 31, 2007

	Number of
	Shares	Value
Common Stock – 98.44%²
Basic Industry/Capital Goods – 1.33%
Graco	800	$32,616
Praxair	1,200	75,672
		108,288
Business Services – 9.87%
Equifax	1,800	74,754
Expeditors International Washington	4,200	179,298
†Global Cash Access Holdings	15,100	241,902
Paychex	2,400	96,024
†Research in Motion	1,650	210,837
		802,815
Consumer Durables – 2.19%
†Select Comfort	9,650	177,946
		177,946
Consumer Non-Durables – 11.59%
†Blue Nile	4,500	166,545
†NetFlix	24,000	547,200
Staples	2,900	74,588
Walgreen	1,800	81,540
Whole Foods Market	1,700	73,423
		943,296
Consumer Services – 20.50%
†eBay	11,600	375,724
IHOP	3,600	191,520
Jackson Hewitt Tax Service	8,200	299,874
†MGM MIRAGE	2,000	139,940
Strayer Education	1,700	193,409
Weight Watchers International	8,647	467,197
		1,667,664
Energy – 0.34%
EOG Resources	400	27,652
		27,652
Financials – 12.05%
Chicago Mercantile Exchange Holdings Class A	350	197,155
†IntercontinentalExchange	3,800	496,090
†NYMEX Holdings	900	115,947
optionsXpress Holdings	7,200	171,000
		980,192
Health Care – 15.30%
Allergan	2,900	338,459
†Genentech	2,800	244,636
UnitedHealth Group	9,600	501,696
†Zimmer Holdings	1,900	160,018
		1,244,809
Technology – 25.27%
Blackbaud	3,000	71,910
†Google Class A	325	162,923
†Intuit	10,200	320,790
†j2 Global Communications	8,500	225,080
†NAVTEQ	2,400	85,152
QUALCOMM	10,900	410,494
†SanDisk	10,100	406,020
Seagate Technology	13,800	373,842
		2,056,211
Total Common Stock (cost $6,845,563)		8,008,873

	Principal
	Amount
Repurchase Agreements – 1.38%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $55,558, collateralized by $17,310 U.S. Treasury Notes 3.50% due 8/15/09, market value $17,009 and $37,680 U.S. Treasury Notes 6.00% due 8/15/09, market value $39,684)	$55,550	55,550

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $16,132, collateralized by $14,350 U.S. Treasury Bills due 5/24/07, market value $14,135 and $2,370 U.S. Treasury Bills due 7/12/07, market value $2,319)	16,130	16,130

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $40,326, collateralized by $41,910 U.S. Treasury Notes 3.50% due 8/15/09, market value $41,190)	40,320	40,320
Total Repurchase Agreements (cost $112,000)		112,000

Total Value of Securities – 99.82% (cost $6,957,563)		8,120,873

Receivables and Other Assets Net of Liabilities (See Notes) – 0.18%		14,653

Net Assets Applicable to 1,351,739 Shares Outstanding – 100.00%		$8,135,526

†Non-income producing security for the period ended January 31, 2007.

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The All-Cap Growth Equity Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$7,219,049

Aggregate unrealized appreciation	1,174,163
Aggregate unrealized depreciation	(272,339)
Net unrealized appreciation	$901,824

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $5,932,962 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:  $3,243,860 expires in 2009, $2,008,163 expires in 2010, $596,717 expires in 2011, and $84,222 expires in 2014.

3. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Core Focus Fixed Income Portfolio

January 31, 2007

	Principal	Value
	Amount (U.S.$)	(U.S.$)
Agency Asset-Backed Securities– 0.12%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$63,701	$63,532
Total Agency Asset-Backed Securities (cost $63,111)		63,532

Agency Collateralized Mortgage Obligations– 2.87%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	15,649	16,140
Series 2002-90 A1 6.50% 6/25/42	3,816	3,881
Series 2002-90 A2 6.50% 11/25/42	12,792	12,984
Series 2003-122 AJ 4.50% 2/25/28	26,665	25,976
Series 2005-110 MB 5.50% 9/25/35	155,000	155,361
•Series 2006-M2 A2F 5.259% 5/25/20	305,000	298,534
Fannie Mae Grantor Trust
•Series 2001-T5 A2 6.995% 2/19/30	131,115	134,157
Series 2001-T8 A2 9.50% 7/25/41	15,250	16,358
Series 2002-T4 A3 7.50% 12/25/41	9,472	9,806
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	17,808	18,147
Series 2004-W11 1A2 6.50% 5/25/44	31,002	31,600
Freddie Mac
Series 1730 Z 7.00% 5/15/24	20,066	20,887
Series 2326 ZQ 6.50% 6/15/31	42,071	43,551
Series 2480 EH 6.00% 11/15/31	598	597
Series 2662 MA 4.50% 10/15/31	45,316	44,371
Series 2872 GC 5.00% 11/15/29	45,000	44,045
Series 2890 PC 5.00% 7/15/30	115,000	112,421
Series 2915 KP 5.00% 11/15/29	40,000	39,157
Series 3005 ED 5.00% 7/15/25	165,000	155,155
Series 3022 MB 5.00% 12/15/28	35,000	34,506
Series 3063 PC 5.00% 2/15/29	145,000	142,841
◆Freddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	5,109	5,190
Series T-58 2A 6.50% 9/25/43	22,500	22,890
GNMA
Series 2002-28 B 5.779% 7/16/24	65,000	65,589
Series 2002-61 BA 4.648% 3/16/26	34,169	33,656
Series 2003-78 B 5.11% 10/16/27	85,000	83,799
Total Agency Collateralized Mortgage Obligations (cost $1,579,231)		1,571,599

Agency Mortgage-Backed Securities– 18.96%
Fannie Mae
5.00% 11/1/33	31,214	30,237
6.171% 5/1/09	4,611	4,633
6.50% 8/1/17	22,565	23,035
Fannie Mae Relocation 30 yr
5.00% 1/1/34	11,527	11,160
5.00% 8/1/34	14,529	14,066
5.00% 11/1/34	70,556	68,309
5.00% 1/1/36	261,377	252,742
5.00% 2/1/36	215,466	208,197
Fannie Mae S.F. 15 yr
4.50% 8/1/19	15,839	15,216
5.00% 10/1/18	23,228	22,770

1

5.00% 2/1/19	34,748	34,022
5.00% 1/1/20	22,610	22,126
5.00% 6/1/20	3,849	3,766
5.00% 2/1/21	12,662	12,387
5.50% 4/1/21	18,380	18,302
7.00% 11/1/14	5,064	5,208
Fannie Mae S.F. 15 yr TBA
5.50% 2/1/22	700,000	697,157
6.00% 2/1/22	835,000	844,394
Fannie Mae S.F. 30 yr
5.00% 3/1/34	59,059	56,812
5.00% 5/1/34	20,422	19,634
5.00% 1/1/35	30,701	29,516
5.00% 5/1/35	55,558	53,341
5.00% 6/1/35	91,400	87,753
5.00% 3/1/36	122,592	117,615
5.00% 4/1/36	93,508	89,712
5.50% 3/1/29	55,412	54,787
5.50% 4/1/29	56,873	56,231
5.50% 2/1/35	127,149	125,297
5.50% 5/1/35	118,328	116,452
5.50% 12/1/35	139,795	137,579
5.50% 12/1/35	59,387	58,445
5.50% 4/1/36	399,049	392,472
5.50% 5/1/36	100,643	98,984
6.00% 9/1/34	3,364	3,381
6.00% 11/1/34	21,348	21,459
6.00% 10/1/35	37,186	37,330
6.00% 4/1/36	113,821	114,240
6.50% 6/1/29	17,071	17,507
6.50% 1/1/34	16,298	16,627
6.50% 4/1/36	51,829	52,692
7.00% 12/1/34	8,031	8,256
7.00% 12/1/35	8,484	8,705
7.50% 6/1/31	6,296	6,556
7.50% 4/1/32	4,277	4,441
7.50% 5/1/33	24,532	25,443
7.50% 6/1/34	9,653	10,001
Fannie Mae S.F. 30 yr TBA
5.00% 2/1/37	600,000	575,813
5.50% 2/1/37	3,275,000	3,221,780
6.00% 2/1/37	1,560,000	1,565,850
6.50% 2/1/37	416,000	423,020
•Freddie Mac ARM 5.015% 4/1/34	15,199	15,416
Freddie Mac Relocation 30 yr 5.00% 9/1/33	66,433	64,583
Freddie Mac S.F. 15 yr 4.00% 2/1/14	14,292	13,771
Freddie Mac S.F. 30 yr
5.00% 3/1/34	53,884	51,854
5.00% 2/1/36	24,722	23,758
5.50% 11/1/33	46,375	45,755
7.00% 11/1/33	4,769	4,919
Freddie Mac S.F. 30 yr TBA 6.00% 2/1/37	260,000	261,056
GNMA S.F. 30 yr 7.50% 1/15/32	9,839	10,270
Total Agency Mortgage-Backed Securities (cost $10,424,089)		10,386,840

Agency Obligations– 0.73%
Fannie Mae
3.375% 12/15/08	140,000	135,715
^5.689% 10/9/19	210,000	103,124
Federal Home Loan Bank 4.25% 9/14/07	135,000	134,161
Freddie Mac 4.125% 4/2/07	25,000	24,952
Total Agency Obligations (cost $396,998)		397,952

Commercial Mortgage-Backed Securities– 5.09%
Bank of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	250,000	256,209
Series 2006-4 A4 5.634% 7/10/46	100,000	100,745
◆Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	23,726	24,420
Series 2006-C7 A2 5.69% 6/10/46	85,000	85,808
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39	45,000	45,165
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	25,000	24,558
Series 2006-1A B 5.362% 11/15/36	75,000	74,475
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	97,254	97,756
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	120,000	121,134
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	51,196	51,607
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	65,000	67,388
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	135,000	135,357
•#Series 2006-RR2 A1 144A 5.693% 6/23/46	105,000	105,019
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	170,000	170,724
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	100,000	99,849
Series 2003-C1 A2 4.985% 1/12/37	254,000	248,155
•Series 2006-LDP7 AJ 5.875% 4/15/45	115,000	118,074
•#Series 2006-RR1A A1 144A 5.455% 10/18/52	80,000	79,462
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	60,000	62,708
Series 2003-C8 A2 4.207% 11/15/27	235,000	229,313
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.66% 5/12/39	135,000	136,835
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	225,000	224,175
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	30,000	29,994
Series 2006-1 C 5.707% 2/15/36	40,000	39,993
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	160,000	160,246
Total Commercial Mortgage-Backed Securities (cost $2,791,892)		2,789,169

Corporate Bonds– 31.23%
Banking – 5.21%
•#Barclays Bank 144A 7.375% 6/29/49	85,000	91,436
Citigroup 6.125% 8/25/36	100,000	103,054
First Union Institutional Capital II 7.85% 1/1/27	160,000	166,476
HSBC Holdings 6.50% 5/2/36	100,000	107,059
JP Morgan Chase Capital XX
6.55% 9/29/36	100,000	102,512
•6.31% 2/2/37	120,000	119,623
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	50,000	55,342
•MUFG Capital Finance 1 6.346% 7/29/49	100,000	101,037
Popular North America
4.25% 4/1/08	135,000	132,824
•5.76% 4/6/09	70,000	70,240
Popular North America Capital Trust I 6.564% 9/15/34	55,000	54,264
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	50,000	48,764
•RBS Capital Trust I 4.709% 12/29/49	195,000	184,550
Regions Financial 7.00% 3/1/11	5,000	5,295
•#Resona Bank 144A 5.85% 9/29/49	200,000	194,753
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	90,000	94,273
Sovereign Capital Trust VI 7.908% 6/13/36	70,000	78,225
•#Sumitomo Mitsui Banking 144A 5.625% 7/29/49	100,000	97,494
•SunTrust Bank 5.44% 4/2/08	15,000	15,029
SunTrust Capital II 7.90% 6/15/27	130,000	135,431
•SunTrust Preferred Capital I 5.853% 12/31/49	375,000	378,768
•UBS Preferred Funding Trust V 6.243% 5/29/49	120,000	123,432
•#Vneshtorgbank 144A 5.97% 8/1/08	100,000	100,225

#Wachovia Capital Trust I 144A 7.64% 1/15/27	155,000	161,007
•Wachovia Capital Trust III 5.80% 8/29/49	130,000	131,015
		2,852,128
Basic Industry – 1.02%
Alcoa
5.55% 2/1/17	40,000	39,832
5.90% 2/1/27	45,000	44,608
5.95% 2/1/37	25,000	24,809
Barrick Gold Finance 7.50% 5/1/07	45,000	45,218
Lubrizol 4.625% 10/1/09	40,000	39,135
#Stora Enso 144A 7.25% 4/15/36	100,000	104,358
Vale Overseas
6.25% 1/23/17	95,000	95,416
6.875% 11/21/36	95,000	96,925
Weyerhaeuser 7.375% 3/15/32	65,000	69,266
		559,567
Brokerage – 1.86%
•Ameriprise Financial 7.518% 6/1/66	315,000	344,513
AMVESCAP 4.50% 12/15/09	150,000	145,943
Goldman Sachs Group 6.345% 2/15/34	90,000	90,113
Merrill Lynch
6.05% 5/16/16	100,000	102,863
6.11% 1/29/37	100,000	99,116
6.22% 9/15/26	100,000	101,843
Nuveen Investments 5.00% 9/15/10	135,000	132,463
		1,016,854
Capital Goods – 0.62%
Caterpillar 6.05% 8/15/36	65,000	66,492
General Electric 5.00% 2/1/13	115,000	113,276
Honeywell International 5.70% 3/15/36	60,000	59,282
#Siemens Finance 144A 6.125% 8/17/26	100,000	101,887
		340,937
Communications – 3.33%
AT&T
7.30% 11/15/11	120,000	129,826
8.00% 11/15/31	45,000	55,982
BellSouth 4.20% 9/15/09	55,000	53,470
British Telecommunications 9.125% 12/15/30	65,000	89,333
Comcast
•5.66% 7/14/09	65,000	65,199
6.45% 3/15/37	55,000	55,360
6.50% 11/15/35	55,000	55,858
Cox Communications 4.625% 1/15/10	80,000	78,242
Embarq 6.738% 6/1/13	80,000	82,121
GTE California 7.65% 3/15/07	70,000	70,149
Sprint Capital
6.875% 11/15/28	45,000	44,918
7.625% 1/30/11	125,000	133,595
8.75% 3/15/32	20,000	23,812
Telecom Italia Capital
•5.97% 7/18/11	150,000	150,331
7.20% 7/18/36	105,000	107,599
Telefonica Emisones
5.984% 6/20/11	75,000	76,264
6.421% 6/20/16	75,000	77,727
7.045% 6/20/36	75,000	80,943
Telefonos de Mexico 4.50% 11/19/08	170,000	167,615
Thomson 5.75% 2/1/08	50,000	50,102
Time Warner 5.50% 11/15/11	75,000	74,894
Time Warner Entertainment 8.375% 3/15/23	25,000	29,441
Viacom 5.75% 4/30/11	70,000	70,141
		1,822,922

Consumer Cyclical – 1.68%
Centex 4.875% 8/15/08	35,000	34,638
CVS 3.875% 11/1/07	15,000	14,823
•DaimlerChrysler
5.82% 8/3/09	125,000	125,373
5.901% 10/31/08	15,000	15,074
DR Horton 5.25% 2/15/15	10,000	9,409
Fortune Brands 5.125% 1/15/11	75,000	73,506
Home Depot
5.40% 3/1/16	40,000	38,704
5.875% 12/16/36	205,000	200,471
Kohl’s 6.30% 3/1/11	35,000	36,052
May Department Stores 3.95% 7/15/07	140,000	138,846
Penney (J.C.)
7.625% 3/1/97	55,000	56,627
8.00% 3/1/10	60,000	64,011
Procter & Gamble 6.875% 9/15/09	60,000	62,501
Tandy 6.95% 9/1/07	20,000	20,088
Target 5.875% 3/1/12	30,000	30,697
		920,820
Consumer Non-Cyclical – 1.30%
Altria Group 7.65% 7/1/08	125,000	128,449
AmerisourceBergen 5.875% 9/15/15	115,000	111,366
Boston Scientific 6.40% 6/15/16	90,000	91,607
Kroger 6.375% 3/1/08	75,000	75,379
Medco Health Solutions 7.25% 8/15/13	50,000	53,179
Medtronic 4.75% 9/15/15	15,000	14,162
Merck & Co 5.75% 11/15/36	140,000	137,830
UST 6.625% 7/15/12	10,000	10,486
Wyeth 5.50% 2/1/14	90,000	89,973
		712,431
Electric – 4.80%
•Alabama Power Capital Trust IV 4.75% 10/1/42	140,000	139,275
Ameren 4.263% 5/15/07	90,000	89,632
America Electric Power 4.706% 8/16/07	75,000	74,663
Avista 5.70% 7/1/37	125,000	120,964
CC Fund Trust I 6.90% 2/16/07	45,000	45,013
Commonwealth Edison 5.95% 8/15/16	175,000	177,037
Consumers Energy 6.00% 2/15/14	55,000	56,010
Dominion Resources 5.687% 5/15/08	55,000	55,103
Duke Capital 5.668% 8/15/14	90,000	88,031
FPL Group Capital
5.625% 9/1/11	95,000	95,878
•6.35% 10/1/66	130,000	131,491
Georgia Power 4.875% 7/15/07	25,000	24,941
•Georgia Power Capital Trust VI 4.875% 11/1/42	85,000	84,567
MidAmerican Energy Holdings 6.125% 4/1/36	65,000	65,568
•NiSource Finance 5.94% 11/23/09	80,000	80,107
Oncor Electric Delivery 7.00% 9/1/22	100,000	107,288
Pepco Holdings
5.50% 8/15/07	100,000	99,970
•5.994% 6/1/10	105,000	105,245
#Power Contract Financing 144A 6.256% 2/1/10	58,198	58,459
•Progress Energy 5.81% 1/15/10	75,000	75,333
PSEG Funding Trust I 5.381% 11/16/07	175,000	174,558
PSEG Power 5.50% 12/1/15	90,000	88,458
Southern Capital Funding 5.30% 2/1/07	115,000	115,000
Southwestern Public Service 6.00% 10/1/36	120,000	118,029
#TAQA 144A
5.875% 10/27/16	100,000	100,034
6.50% 10/27/36	215,000	218,969
Xcel Energy 6.50% 7/1/36	35,000	36,703
		2,626,326

Energy – 0.79%
Apache 6.00% 1/15/37	125,000	124,913
#Canadian Oil Sands 144A 4.80% 8/10/09	15,000	14,692
Kerr-McGee 7.125% 10/15/27	60,000	63,836
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	105,000	104,588
Valero Energy 6.125% 4/15/07	15,000	15,008
Weatherford International
4.95% 10/15/13	40,000	38,028
5.50% 2/15/16	75,000	72,439
		433,504
Financials – 2.05%
•American Express 6.80% 9/1/66	70,000	74,770
American General Finance 4.875% 7/15/12	65,000	63,153
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49	125,000	131,913
Residential Capital
•5.85% 6/9/08	105,000	104,852
6.00% 2/22/11	80,000	79,643
6.125% 11/21/08	100,000	100,374
6.375% 6/30/10	82,000	82,747
6.50% 4/17/13	115,000	116,215
•6.675% 11/21/08	50,000	50,634
6.875% 6/30/15	310,000	318,520
		1,122,821
Insurance – 4.02%
#Farmers Exchange Capital 144A 7.05% 7/15/28	100,000	103,715
#Farmers Insurance Exchange 144A 6.00% 8/1/14	35,000	34,442
•#Financial Security Assurance Holdings 144A 6.40% 12/15/66	100,000	100,522
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46	75,000	79,494
Marsh & McLennan
5.15% 9/15/10	225,000	222,041
5.375% 3/15/07	140,000	139,977
•5.50% 7/13/07	10,000	10,002
MetLife
5.00% 6/15/15	115,000	110,938
6.40% 12/15/36	180,000	180,939
Montpelier 6.125% 8/15/13	170,000	165,409
#Mutual of Omaha 144A 6.80% 6/15/36	100,000	107,274
#Nationwide Mutual Insurance 144A 7.875% 4/1/33	40,000	47,410
#Nippon Life Insurance 144A 4.875% 8/9/10	60,000	58,550
•◆#North Front Pass Through Trust 144A 5.81% 12/15/24	250,000	244,756
PMI Group 5.568% 11/15/08	125,000	124,683
SAFECO Capital Trust I 8.072% 7/15/37	170,000	177,697
St. Paul Travelers 5.01% 8/16/07	65,000	64,796
•◆#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	100,000	100,351
WellPoint
4.25% 12/15/09	40,000	38,798
5.85% 1/15/36	35,000	34,118
Willis North America 5.125% 7/15/10	60,000	58,352
		2,204,264
Natural Gas – 1.63%
Atmos Energy 4.00% 10/15/09	95,000	91,461
Enterprise Products Operating 4.625% 10/15/09	55,000	53,789
Kaneb Pipe Line 5.875% 6/1/13	25,000	25,028
ONEOK 5.51% 2/16/08	60,000	59,943
ONEOK Partners 5.90% 4/1/12	110,000	111,387
Sempra Energy
4.621% 5/17/07	85,000	84,778
•5.845% 5/21/08	115,000	115,243
Southern Union 6.15% 8/16/08	195,000	196,112
Valero Logistics Operations 6.05% 3/15/13	155,000	156,187
		893,928

Real Estate – 0.96%
Developers Diversified Realty
4.625% 8/1/10	50,000	48,605
5.00% 5/3/10	70,000	68,876
5.375% 10/15/12	25,000	24,660
HRPT Properties Trust 5.75% 2/15/14	80,000	79,799
•#USB Realty 144A 6.091% 12/22/49	300,000	301,299
		523,239
Technology – 0.46%
Motorola 4.608% 11/16/07	255,000	253,302
		253,302
Transportation – 1.50%
American Airlines 3.857% 7/9/10	149,305	144,901
Continental Airlines 6.503% 6/15/11	275,000	282,906
#Erac USA Finance 144A
5.30% 11/15/08	150,000	148,977
7.35% 6/15/08	75,000	76,567
United Airlines 6.071% 3/1/13	165,354	166,284
		819,635
Total Corporate Bonds (cost $17,037,421)		17,102,678
^Federal Agencies (Discount Notes) – 13.76%
Fannie Mae
5.042% 2/1/07	3,540,000	3,540,000
5.153% 2/6/07	2,000,000	1,998,569
5.143% 2/7/07	2,000,000	1,998,287
Total Federal Agencies (Discount Notes) (cost $7,536,856)		7,536,856
Foreign Agencies– 0.49%
Pemex Project Funding Master Trust
6.125% 8/15/08	135,000	135,810
6.625% 6/15/35	135,000	134,494
Total Foreign Agencies (cost $266,958)		270,304

Foreign Local Governments– 0.10%
Hydro Quebec 6.30% 5/11/11	55,000	57,255
Total Foreign Local Governments (cost $56,694)		57,255

Municipal Bonds– 0.55%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)	30,000	32,177
California State 5.00% 2/1/33	5,000	5,193
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	15,000	15,834
Illinois State Taxable Pension 5.10% 6/1/33	90,000	85,135
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	65,000	68,739
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29	5,000	5,378
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)	25,000	26,762
Oregon State Taxable Pension 5.892% 6/1/27	30,000	31,071
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	30,000	29,601
Total Municipal Bonds (cost $295,911)		299,890

Non-Agency Asset-Backed Securities– 6.86%
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36	100,000	100,123
Countrywide Asset-Backed Certificates
•Series 2006-3 2A2 5.50% 6/25/36	190,000	190,301
•Series 2006-4 2A2 5.50% 7/25/36	365,000	365,575
•Series 2006-11 1AF3 6.05% 9/25/46	250,000	251,853
Series 2006-13 1AF3 5.944% 1/25/37	130,000	130,504
•Series 2006-15 A3 5.689% 10/25/46	80,000	80,005
Series 2006-S2 A2 5.627% 7/25/27	120,000	119,718
Series 2006-S3 A2 6.085% 6/25/21	160,000	161,104
•Series 2006-S6 A2 5.519% 3/25/34	155,000	154,251
•Series 2006-S7 A3 5.712% 11/25/35	300,000	298,423
•Series 2006-S9 A3 5.728% 8/25/36	140,000	139,008
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	180,000	179,540

Series 2007-CB1 AF2 5.721% 1/25/37	105,000	104,951
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	215,000	217,806
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2006-HE3 A2
5.75% 10/25/36	70,000	69,955
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	25,614	25,134
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36	11,002	10,955
Series 2006-AR1 A2C 5.48% 3/25/37	125,000	125,040
Mid-State Trust
Series 11 A1 4.864% 7/15/38	15,643	14,971
Series 2004-1 A 6.005% 8/15/37	13,511	13,626
Series 2005-1 A 5.745% 1/15/40	20,216	20,050
#Series 2006-1 A 144A 5.787% 10/15/40	96,017	95,368
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	50,000	50,125
PECO Energy Transition Trust Series 1999-A A6 6.05% 3/1/09	38,441	38,458
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36	70,000	69,644
Series 2005-4 A3 5.565% 2/25/36	25,000	24,911
Series 2006-1 AF3 5.608% 5/25/36	105,000	104,751
Residential Funding Mortgage Securities II
Series 2005-HI3 A2 5.09% 9/25/35	50,000	49,583
•Series 2006-HSA1 A2 5.19% 2/25/36	100,000	99,138
#Sierra Receivables Funding 144A
Series 2003-1A A 3.09% 1/15/14	10,124	10,017
Series 2003-2A A1 3.03% 12/15/15	104,581	101,420
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	34,238	30,679
Series 2004-16XS A2 4.91% 8/25/34	23,819	23,705
•Series 2005-NC1 A7 5.55% 2/25/35	8,646	8,652
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	155,000	154,730
UPFC Auto Receivables Trust Series 2006-B A3 5.01% 8/15/12	125,000	124,226
Total Non-Agency Asset-Backed Securities (cost $3,760,560)		3,758,300

Non-Agency Collateralized Mortgage Obligations– 20.22%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	125,000	120,945
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	44,365	44,309
Series 2004-2 1A1 6.00% 3/25/34	24,353	24,322
Series 2004-10 1CB1 6.00% 11/25/34	6,779	6,791
Series 2004-11 1CB1 6.00% 12/25/34	35,825	35,890
Series 2005-3 2A1 5.50% 4/25/20	33,941	33,665
Series 2005-5 2CB1 6.00% 6/25/35	40,619	40,556
Series 2005-6 7A1 5.50% 7/25/20	23,333	23,128
Series 2005-9 5A1 5.50% 10/25/20	16,882	16,724
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.119% 5/25/33	463	466
•Series 2004-L 4A1 5.165% 1/25/35	80,904	79,399
Series 2005-9 2A1 4.75% 10/25/20	65,293	63,780
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.179% 5/25/36	158,838	160,492
Series 2006-3 34A1 6.186% 5/25/36	132,880	134,280
•Series 2006-4 23A5 6.238% 8/25/36	148,835	150,395
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	85,398	85,077
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	138,154	135,729
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	65,818	65,694
•Series 2004-J7 1A2 4.673% 8/25/34	31,611	31,243
Series 2004-J8 1A1 7.00% 9/25/34	71,965	73,247
Series 2005-57CB 4A3 5.50% 12/25/35	51,453	51,247
•Series 2005-63 3A1 5.895% 11/25/35	74,199	74,129
Series 2006-2CB A3 5.50% 3/25/36	93,497	93,534

◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2004-12 1M 4.560% 8/25/34	141,479	140,125
Series 2005-23 A1 5.50% 11/25/35	299,509	292,209
Series 2005-29 A1 5.75% 12/25/35	224,699	221,487
#Series 2005-R2 2A4 144A 8.50% 6/25/35	149,220	159,360
Series 2006-1 A2 6.00% 3/25/36	95,487	95,039
Series 2006-1 A3 6.00% 3/25/36	39,063	38,672
•Series 2006-HYB3 3A1A 6.11% 5/20/36	153,233	154,159
•Series 2006-HYB4 1A2 5.695% 6/20/36	132,977	133,337
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	15,041	15,295
Series 2004-1 3A1 7.00% 2/25/34	3,630	3,691
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	235,000	227,924
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	10,809	11,450
•Series 2004-AR5 4A1 5.707% 10/25/34	19,966	19,868
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A
5.190% 5/25/35	351,861	345,167
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	53,471	56,356
Series 2005-RP1 1A4 8.50% 1/25/35	35,260	37,499
Series 2006-RP1 1A2 7.50% 1/25/36	158,088	164,347
Series 2006-RR1 1A3 8.00% 1/25/36	57,456	60,509
GSR Mortgage Home Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	48,767	48,280
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.873% 12/25/35	54,347	54,217
Series 2006-AR2 1A1A 5.54% 4/25/46	182,968	183,105
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	176,451	170,025
Series 2005-A4 1A1 5.405% 7/25/35	196,841	194,099
Series 2005-A6 1A2 5.147% 9/25/35	75,000	74,778
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	71,995	71,823
Series 2006-1 3A3 5.50% 2/25/36	150,000	149,893
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.834% 12/25/33	16,398	16,585
Series 2005-1 B1 5.424% 3/25/35	163,636	161,658
Series 2005-6 7A1 5.375% 6/25/35	123,136	121,417
MASTR Alternative Loans Trust
Series 2003-9 1A1 5.50% 12/25/18	33,667	33,341
Series 2005-3 7A1 6.00% 4/25/35	31,273	31,281
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	15,407	16,200
Series 2005-2 1A4 8.00% 5/25/35	26,678	28,145
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	72,753	73,641
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	160,000	157,245
•Series 2006-AF1 1A2 6.159% 5/25/36	225,000	226,854
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	14,755	14,801
Residential Accredit Loan
Series 2005-QR1 A 6.00% 10/25/34	184,267	183,919
Series 2005-QS14 2A1 6.00% 9/25/35	347,249	346,489
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	11,507	11,673
Series 2004-SL4 A3 6.50% 7/25/32	25,149	25,495
Series 2005-SL1 A2 6.00% 5/25/32	26,409	26,859
•Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.059% 9/25/36	167,677	168,676
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	37,399	37,023
Series 2005-22 4A2 5.379% 12/25/35	32,570	32,030
Series 2006-5 5A4 5.574% 6/25/36	76,058	75,047

Structured Asset Securities
•Series 2002-22H 1A 6.961% 11/25/32	7,797	7,907
Series 2004-5H A2 4.43% 12/25/33	28,896	28,546
Series 2004-12H 1A 6.00% 5/25/34	40,920	40,856
•Series 2005-6 B2 5.344% 5/25/35	97,744	92,597
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-6 3CB 5.50% 8/25/35	175,930	171,917
Series 2005-9 3CB 5.50% 10/25/20	127,261	126,534
Series 2006-2 2CB 6.50% 3/25/36	112,259	113,453
Series 2006-5 2CB3 6.00% 7/25/36	163,180	164,752
Series 2006-5 LB1 6.00% 7/25/36	79,551	78,665
•Series 2006-AR5 3A 5.873% 7/25/46	119,303	119,732
Washington Mutual
Series 2003-S10 A2 5.00% 10/25/18	127,061	124,805
•Series 2004-AR4 A2 2.98% 6/25/34	27,973	27,889
Series 2004-CB3 1A 6.00% 10/25/34	6,709	6,697
Series 2004-CB3 4A 6.00% 10/25/19	46,287	46,593
•Series 2006-AR7 1A 5.913% 7/25/46	95,302	95,485
•Series 2006-AR8 1A5 5.918% 8/25/46	69,892	70,169
•Series 2006-AR8 2A3 6.151% 8/25/36	20,802	20,927
•Series 2006-AR10 1A1 5.962% 9/25/36	180,464	181,408
•Series 2006-AR14 1A4 5.661% 11/25/36	55,815	55,722
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.341% 9/25/34	36,739	36,780
Series 2005-12 1A7 5.50% 11/25/35	116,995	113,522
Series 2005-14 2A1 5.50% 12/25/35	262,881	256,474
Series 2005-17 1A1 5.50% 1/25/36	189,005	184,398
Series 2005-17 1A2 5.50% 1/25/36	94,502	91,697
Series 2006-1 A3 5.00% 3/25/21	222,001	215,827
Series 2006-2 3A1 5.75% 3/25/36	195,582	192,773
Series 2006-4 1A8 5.75% 4/25/36	111,561	112,383
Series 2006-4 2A3 5.75% 4/25/36	95,182	93,313
Series 2006-7 2A1 6.00% 6/25/36	192,083	191,122
•Series 2006-AR4 1A1 5.863% 4/25/36	170,904	170,650
•Series 2006-AR4 2A1 5.782% 4/25/36	369,416	368,289
•Series 2006-AR5 2A1 5.534% 4/25/36	200,527	199,805
•Series 2006-AR6 7A1 5.111% 3/25/36	317,364	310,243
•Series 2006-AR10 5A1 5.602% 7/25/36	159,607	159,270
•Series 2006-AR11 A7 5.531% 8/25/36	186,724	185,158
•Series 2006-AR12 1A2 6.039% 9/25/36	98,233	98,642
•Series 2006-AR19 A1 5.678% 12/25/36	61,351	60,843
Total Non-Agency Collateralized Mortgage Obligations (cost $11,047,453)		11,071,978

U.S. Treasury Obligations– 11.68%
¥U.S. Treasury Bonds 4.50% 2/15/36	275,000	257,125
U.S. Treasury Inflation Index Bonds 2.00% 1/15/26	324,890	304,774
U.S. Treasury Inflation Index Notes
2.00% 1/15/14	310,798	302,579
2.375% 1/15/27	104,919	104,407
2.375% 4/15/11	263,960	263,331
2.50% 7/15/16	723,417	730,397
3.00% 7/15/12	218,557	225,456
3.625% 1/15/08	87,312	88,185
U.S. Treasury Notes
4.625% 11/15/09	335,000	333,024
4.625% 11/15/16	1,735,000	1,708,705
4.625% 12/31/11	1,330,000	1,318,675
4.625% 10/31/11	325,000	322,321
4.75% 12/31/08	125,000	124,629
4.875% 8/15/16	205,000	205,673
^U.S. Treasury Strip 4.589% 11/15/13	150,000	108,703
Total U.S. Treasury Obligations (cost $6,419,479)		6,397,984

	Number of
	Shares
Preferred Stock– 0.20%
Freddie Mac 5.57%	4,300	107,500
Total Preferred Stock (cost $107,500)		107,500

Total Value of Securities – 112.86% (cost $61,784,153)		61,811,837

Liabilities Net of Receivables and Other Assets (See Notes) – (12.86%)		(7,045,271)

Net Assets Applicable to 6,230,193 Shares Outstanding – 100.00%		$54,766,566

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

•Variable rate security. The rate shown is the rate as of January 31, 2007.

¥Fully or partially pledged as collateral for financial futures contracts.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $5,006,072, which represented 9.14% of the Portfolio’s net assets. See Note 5 in “Notes.”

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

ARM – Adjustable Rate Mortgage

FGIC – Insured by the Financial Guaranty Insurance Company

FSA – Insured by Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Insured by the Municipal Bond Insurance Association

S.F. – Single Family

TBA – To be announced

yr –  Year

The following futures and swap contracts were outstanding at January 31, 2007:

Futures Contracts(1)

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
4	U.S. Treasury 5 year Notes	$423,897	$418,125	3/31/07	$(5,772)
21	U.S. Treasury 10 year Notes	2,257,338	2,241,750	3/31/07	(15,588)
(3)	U.S. Treasury long Bonds	(340,319)	(330,375)	3/31/07	9,944
					$(11,416)

Swap Contract(2)

			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$785,000	2/1/07	Agreement with Goldman Sachs to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index Aaa and to pay the notional amount multiplied by the 1 month BBA LIBOR adjusted by a spread of plus 0.05%.	$4,025

The use of futures and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1)See Note 3 in “Notes.”

(2)See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Focus Fixed Income Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements.   Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$61,784,153
Aggregate unrealized appreciation	252,260
Aggregate unrealized depreciation	(224,576)
Net unrealized appreciation	$27,684

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $319,976 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $26,625 expires and in 2013 and $293,351 expires in 2014.

3. Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts

The Portfolio may enter into total return swap contracts in accordance with its investment objectives. A swap is a contracts to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement

Because there is no organized market for these swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

5. Credit and Market Risk

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

6. Investment Management Personnel

Delaware Investment Advisers (“DIA”) has announced that is has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team. This team is also part of Delaware Management Company (“DMC”), the investment manager to the Portfolio. Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients. It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Core Plus Fixed Income Portfolio

January 31, 2007

		Principal	Value
		Amount¡	(U.S.$)
Agency Asset-Backed Securities – 0.13%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	USD	328,563	$327,693
Total Agency Asset-Backed Securities (cost $325,907)			327,693

Agency Collateralized Mortgage Obligations – 2.26%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		44,712	46,115
Series 2002-90 A1 6.50% 6/25/42		35,616	36,223
Series 2002-90 A2 6.50% 11/25/42		225,695	229,080
Series 2003-122 AJ 4.50% 2/25/28		172,113	167,666
Series 2005-110 MB 5.50% 9/25/35		930,000	932,165
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		8,061	8,389
Series 2001-T8 A2 9.50% 7/25/41		22,875	24,536
Series 2002-T4 A3 7.50% 12/25/41		2,583	2,674
Series 2004-T1 1A2 6.50% 1/25/44		7,768	7,911
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44		40,067	40,830
Series 2004-W11 1A2 6.50% 5/25/44		186,012	189,600
Freddie Mac
Series 1730 Z 7.00% 5/15/24		302,662	315,048
Series 2326 ZQ 6.50% 6/15/31		564,954	584,826
Series 2480 EH 6.00% 11/15/31		498	497
Series 2662 MA 4.50% 10/15/31		342,699	335,558
Series 2872 GC 5.00% 11/15/29		310,000	303,418
Series 2890 PC 5.00% 7/15/30		240,000	234,619
Series 2915 KP 5.00% 11/15/29		360,000	352,414
Series 3005 ED 5.00% 7/15/25		770,000	724,057
Series 3022 MB 5.00% 12/15/28		265,000	261,259
Series 3063 PC 5.00% 2/15/29		850,000	837,344
◆FHLMC Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		63,862	64,873
Series T-58 2A 6.50% 9/25/43		39,375	40,057
Total Agency Collateralized Mortgage Obligations (cost $5,772,852)			5,739,159

Agency Mortgage-Backed Securities – 21.10%
Fannie Mae
6.171% 5/1/09		41,496	41,693
6.50% 8/1/17		81,797	83,501
•Fannie Mae ARM 3.77% 8/1/34		188,576	189,733
Fannie Mae Relocation 30 yr
5.00% 11/1/33		69,364	67,194
5.00% 1/1/34		69,101	67,507
5.00% 11/1/34		253,954	245,865
5.00% 4/1/35		506,592	489,857
5.00% 10/1/35		500,974	484,425
5.00% 1/1/36		769,873	744,441
Fannie Mae S.F. 15 yr
4.50% 1/1/20		60,454	58,075
5.00% 7/1/14		6,896	6,773
5.00% 12/1/16		11,980	11,749

5.00% 5/1/20	66,908	65,474
5.00% 7/1/20	28,779	28,163
5.50% 5/1/20	6,078	6,053
Fannie Mae S.F. 15 yr TBA
5.50% 2/1/20	1,260,000	1,254,882
6.00% 2/1/37	6,015,000	6,082,669
Fannie Mae S.F. 30 yr
5.00% 3/1/34	40,197	38,668
5.00% 3/1/35	107,845	103,592
5.00% 5/1/35	68,379	65,650
5.00% 6/1/35	146,288	140,451
5.00% 7/1/35	180,004	172,822
5.50% 3/1/29	100,435	99,301
5.50% 4/1/29	117,301	115,977
5.50% 1/1/34	40,253	39,692
5.50% 1/1/35	64,047	63,114
5.50% 2/1/35	108,900	107,314
5.50% 6/1/35	88,365	86,963
6.00% 1/1/35	9,898	9,950
6.00% 6/1/35	28,776	28,888
7.00% 12/1/33	54,055	55,658
7.00% 5/1/35	9,517	9,765
7.00% 6/1/35	38,476	39,480
7.50% 6/1/31	6,254	6,512
7.50% 6/1/34	112,780	116,852
Fannie Mae S.F. 30 yr TBA
5.00% 2/1/37	7,520,000	7,216,854
5.50% 2/1/37	20,045,000	19,719,268
6.00% 2/15/37	8,790,000	8,822,963
6.50% 2/1/37	3,795,000	3,859,041
7.00% 2/15/37	1,410,000	1,444,810
•Freddie Mac ARM 5.015% 4/1/34	43,907	44,536
Freddie Mac Relocation 30 yr 5.00% 9/1/33	85,414	83,035
Freddie Mac S.F. 30 yr
5.50% 12/1/34	125,513	123,768
7.00% 11/1/33	7,154	7,379
Freddie Mac S.F. 30 yr TBA 6.00% 2/15/37	980,000	983,981
Government National Mortgage Association S.F. 30 yr
7.50% 1/15/30	3,765	3,930
7.50% 12/15/31	1,643	1,715
7.50% 2/15/32	1,467	1,531
Total Agency Mortgage-Backed Securities (cost $53,901,814)		53,541,514

Agency Obligations – 0.86%
Fannie Mae
3.375% 12/15/08	110,000	106,633
^5.278% 10/9/19	905,000	444,416
6.625% 11/15/30	65,000	76,316
Federal Home Loan Bank 4.25% 9/14/07	1,560,000	1,550,301
Total Agency Obligations (cost $2,210,129)		2,177,666

Commercial Mortgage-Backed Securities – 3.79%
Bank of America Commercial Mortgage Securities
•Series 2006-3 A4 5.889% 7/10/44	1,285,000	1,316,908
Series 2006-4 A4 5.634% 7/10/46	370,000	372,755
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	225,000	223,338
◆Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	317,930	327,224
Series 2006-C7 A2 5.69% 6/10/46	310,000	312,948
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.556% 2/15/39	170,000	170,625
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	120,000	117,878

Series 2006-1A B 5.362% 11/15/36	845,000	839,090
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	135,303	136,391
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	290,000	300,654
Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	535,000	536,414
•#Series 2006-RR2 A1 144A 5.694% 6/23/46	395,000	395,072
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	625,000	627,663
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	515,000	514,222
Series 2003-C1 A2 4.985% 1/12/37	664,000	648,719
•Series 2006-LDP7 AJ 5.875% 4/15/45	545,000	559,568
•#Series 2006-RR1A A1 144A 5.455% 10/18/52	350,000	347,648
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	20,000	20,903
#Merrill Lynch Mortgage Trust 144A
Series 2005-GGP1 E 4.33% 11/15/10	105,000	104,017
Series 2005-GGP1 F 4.35% 11/15/10	105,000	103,986
#Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31	170,000	170,996
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.326% 2/15/33	100,000	105,334
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	45,000	47,256
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	135,000	130,865
Series 2006-1 B 5.588% 2/15/36	180,000	179,966
Series 2006-1 C 5.707% 2/15/36	275,000	274,950
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	735,000	736,130
Total Commercial Mortgage-Backed Securities (cost $9,659,127)		9,621,520

Corporate Bonds – 32.22%
Banking – 3.47%
BAC Capital Trust XI 6.625% 5/23/36	170,000	181,852
•#Barclays Bank 144A 7.375% 6/29/49	485,000	521,723
Citigroup 6.125% 8/25/36	430,000	443,133
Credit Suisse First Boston USA 6.125% 11/15/11	45,000	46,555
^Dresdner Bank 0.00% 1/24/08	925,000	870,656
First Union Institutional Capital II 7.85% 1/1/27	595,000	619,084
•#HBOS 144A 5.92% 9/29/49	200,000	195,932
JP Morgan Chase Capital XVIII 6.95% 8/17/36	510,000	548,417
JP Morgan Chase Capital XX 6.55% 9/29/36	80,000	82,010
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	235,000	260,106
•MUFG Capital Finance 1 6.346% 7/29/49	205,000	207,126
Popular North America
4.25% 4/1/08	35,000	34,436
•5.76% 4/6/09	355,000	356,219
Popular North America Capital Trust I 6.564% 9/15/34	210,000	207,188
•#Rabobank Capital Funding II 144A 5.26% 12/29/49	555,000	541,278
•RBS Capital Trust I 4.709% 12/29/49	30,000	28,392
Regions Financial 7.00% 3/1/11	5,000	5,295
•#Resona Bank 144A 5.85% 9/29/49	815,000	793,617
•#Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49	1,385,000	1,450,756
•#Shinsei Finance III 144A 7.16% 7/29/49	210,000	213,084
Sovereign Capital Trust VI 7.908% 6/13/36	320,000	357,600
•#Vneshtorgbank 144A 5.97% 8/1/08	220,000	220,495
•Wachovia Capital Trust III 5.80% 8/29/49	615,000	619,800
		8,804,754
Basic Industries – 2.35%
Barrick Gold Finance 7.50% 5/1/07	10,000	10,048
Bowater 9.00% 8/1/09	495,000	524,700
Catalyst Paper 8.625% 6/15/11	690,000	712,426
Donohue Forest Products 7.625% 5/15/07	390,000	391,950
Georgia-Pacific
8.875% 5/15/31	508,000	539,750
9.50% 12/1/11	400,000	442,000
Ispat Inland 9.75% 4/1/14	48,000	53,612

Lubrizol 4.625% 10/1/09	325,000	317,975
#Norske Skogindustrier 144A 7.125% 10/15/33	685,000	646,439
#Sappi Papier Holding 144A
6.75% 6/15/12	535,000	536,152
7.50% 6/15/32	315,000	299,592
#Stora Enso 144A 7.25% 4/15/36	265,000	276,548
Vale Overseas
6.25% 1/23/17	440,000	441,927
6.875% 11/21/36	445,000	454,016
Weyerhaeuser 7.375% 3/15/32	300,000	319,691
		5,966,826
Brokerage – 1.47%
•Ameriprise Financial 7.518% 6/1/66	595,000	650,745
AMVESCAP 4.50% 12/15/09	580,000	564,314
E Trade Financial 8.00% 6/15/11	650,000	681,688
Goldman Sachs Group 6.345% 2/15/34	485,000	485,611
LaBranche 9.50% 5/15/09	645,000	680,475
Merrill Lynch
6.05% 5/16/16	230,000	236,586
6.11% 1/29/37	265,000	262,658
6.22% 9/15/26	160,000	162,948
		3,725,025
Capital Goods – 0.27%
Caterpillar 6.05% 8/15/36	305,000	312,001
General Electric 5.00% 2/1/13	55,000	54,176
#Siemens Finance 144A 6.125% 8/17/26	310,000	315,848
		682,025
Communications – 4.20%
AT&T
7.30% 11/15/11	555,000	600,447
8.00% 11/15/31	300,000	373,214
BellSouth 4.20% 9/15/09	205,000	199,296
British Telecommunications 9.125% 12/15/30	245,000	336,717
Citizens Communications 9.25% 5/15/11	230,000	255,875
Comcast
•5.66% 7/14/09	285,000	285,874
6.45% 3/15/37	245,000	246,605
6.50% 11/15/35	235,000	238,665
Cox Communications 4.625% 1/15/10	290,000	283,626
Nextel Communications 6.875% 10/31/13	700,000	710,487
Qwest 7.875% 9/1/11	735,000	784,613
Sprint Capital
6.875% 11/15/28	130,000	129,763
7.625% 1/30/11	650,000	694,693
8.75% 3/15/32	125,000	148,828
Telecom Italia Capital
4.00% 1/15/10	390,000	373,377
•5.97% 7/18/11	1,030,000	1,032,267
7.20% 7/18/36	480,000	491,881
Telefonica Emisones
•5.665% 6/19/09	220,000	220,454
5.984% 6/20/11	195,000	198,286
6.421% 6/20/16	160,000	165,819
7.045% 6/20/36	135,000	145,698
Telefonos de Mexico 4.50% 11/19/08	745,000	734,542
Thomson 5.75% 2/1/08	285,000	285,582
Time Warner Entertainment 8.375% 3/15/23	145,000	170,760
Triton PCS 8.50% 6/1/13	600,000	615,000
Viacom
•5.711% 6/16/09	300,000	301,217
5.75% 4/30/11	365,000	365,737
Vodafone Group 5.375% 1/30/15	30,000	29,289

Windstream 8.125% 8/1/13	225,000	243,281
		10,661,893
Consumer Cyclical – 4.59%
Corrections Corporation of America 7.50% 5/1/11	225,000	232,031
•DaimlerChrysler North American Holding 5.82% 8/3/09	715,000	717,136
Ford Motor
7.45% 7/16/31	445,000	363,231
7.70% 5/15/97	205,000	156,313
Ford Motor Credit
8.00% 12/15/16	280,000	275,384
•8.11% 1/13/12	380,000	382,025
9.875% 8/10/11	2,000,000	2,143,327
#Ford Motor Credit 144A 9.75% 9/15/10	600,000	640,506
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	535,000	581,813
General Motors 8.375% 7/15/33	635,000	600,869
GMAC
6.875% 9/15/11	1,260,000	1,279,984
8.00% 11/1/31	500,000	564,419
Harrah’s Operating
5.625% 6/1/15	287,000	249,508
6.50% 6/1/16	440,000	401,317
Home Depot 5.875% 12/16/36	605,000	591,631
Kohl’s 7.25% 6/1/29	15,000	16,436
Lodgenet Entertainment 9.50% 6/15/13	305,000	328,638
MGM MIRAGE 9.75% 6/1/07	305,000	309,956
Neiman Marcus Group 10.375% 10/15/15	370,000	415,325
Penney (J.C.)
7.375% 8/15/08	230,000	234,952
7.625% 3/1/97	95,000	97,810
8.125% 4/1/27	400,000	410,884
Target 5.875% 3/1/12	40,000	40,929
Time Warner 5.50% 11/15/11	355,000	354,496
Visteon 8.25% 8/1/10	255,000	256,275
		11,645,195
Consumer Non-Cyclical – 1.87%
AmerisourceBergen 5.625% 9/15/12	665,000	655,399
Boston Scientific 6.40% 6/15/16	515,000	524,194
Constellation Brands 8.125% 1/15/12	475,000	496,375
GlaxoSmithKline Capital 5.375% 4/15/34	15,000	14,379
HCA 6.50% 2/15/16	320,000	271,200
# HCA 144A 9.125% 11/15/14	65,000	69,306
#HealthSouth 144A 10.75% 6/15/16	585,000	645,694
Kraft Foods
4.125% 11/12/09	325,000	314,937
6.50% 11/1/31	105,000	111,781
Medco Health Solutions 7.25% 8/15/13	705,000	749,825
Reynolds American 6.50% 6/1/07	195,000	195,424
US Oncology 9.00% 8/15/12	265,000	282,225
Wyeth 5.50% 2/1/14	420,000	419,876
		4,750,615
Electric – 2.51%
Ameren 4.263% 5/15/07	10,000	9,959
America Electric Power 4.709% 8/16/07	15,000	14,933
Avista 9.75% 6/1/08	280,000	294,363
•Avista Capital Trust III 6.50% 4/1/34	150,000	149,535
CC Funding Trust I 6.90% 2/16/07	10,000	10,003
Dominion Resources
5.687% 5/15/08	335,000	335,625
•6.30% 9/30/66	635,000	640,192
Duke Capital 5.668% 8/15/14	10,000	9,781
FPL Group Capital 5.625% 9/1/11	525,000	529,854
Midamerican Funding 6.75% 3/1/11	390,000	407,894

Oncor Electric Delivery 7.00% 9/1/22		575,000	616,904
Pepco Holdings
5.50% 8/15/07		660,000	659,804
•5.994% 6/1/10		390,000	390,910
Potomac Electric Power 6.25% 10/15/07		10,000	10,039
#Power Contract Financing 144A 6.256% 2/1/10		207,851	208,781
#Power Receivables Finance 144A 6.29% 1/1/12		216,383	217,024
Southern California Edison 7.625% 1/15/10		110,000	116,303
Southern Capital Funding 5.30% 2/1/07		85,000	85,000
#TAQA 144A
5.875% 10/27/16		355,000	355,119
6.50% 10/27/36		715,000	728,201
TECO Energy 7.20% 5/1/11		350,000	368,813
Xcel Energy 6.50% 7/1/36		195,000	204,487
			6,363,524
Energy – 1.50%
Anadarko Petroleum 5.95% 9/15/16		185,000	183,719
#Canadian Oil Sands 144A 4.80% 8/10/09		175,000	171,402
Halliburton 5.50% 10/15/10		30,000	30,002
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16		380,000	378,509
5.838% 9/30/27		1,040,000	986,439
•Secunda International 13.36% 9/1/12		470,000	491,150
Siberian Oil 10.75% 1/15/09		610,000	666,242
Tyumen Oil 11.00% 11/6/07		770,000	801,031
Valero Energy 6.125% 4/15/07		50,000	50,026
Weatherford International 4.95% 10/15/13		50,000	47,535
			3,806,055
Finance Companies – 1.96%
•American Express 6.80% 9/1/66		310,000	331,124
International Lease Finance 4.625% 6/2/08		20,000	19,795
Residential Capital
5.125% 5/17/12	EUR	270,000	351,750
•5.85% 6/9/08	USD	565,000	564,206
6.00% 2/22/11		370,000	368,350
6.125% 11/21/08		520,000	521,945
6.375% 6/30/10		356,000	359,244
6.50% 4/17/13		540,000	545,706
6.875% 6/30/15		940,000	965,831
•#Residential Capital 144A 7.19% 4/17/09		685,000	687,780
•#Xstrata Finance 144A 5.724% 11/13/09		270,000	270,314
			4,986,045
Insurance – 4.42%
•#Catlin Insurance 144A 7.249% 12/31/49		240,000	242,863
#Farmers Exchange Capital 144A 7.05% 7/15/28		1,575,000	1,633,508
#Farmers Insurance Exchange 144A
6.00% 8/1/14		125,000	123,007
8.625% 5/1/24		40,000	47,566
•#Financial Security Assurance 144A 6.40% 12/15/66		205,000	206,070
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46		530,000	561,755
Marsh & McLennan
5.15% 9/15/10		555,000	547,702
5.375% 3/15/07		700,000	699,887
•5.50% 7/13/07		445,000	445,077
MetLife
5.00% 6/15/15		225,000	217,052
6.40% 12/15/36		830,000	834,332
Montpelier Re Holdings 6.125% 8/15/13		290,000	282,168
#Nationwide Mutual Insurance 144A 7.875% 4/1/33		500,000	592,627
#Nippon Life Insurance 144A 4.875% 8/9/10		430,000	419,610
•◆#North Front Pass Through Trust 144A 5.81% 12/15/24		1,000,000	979,029
Safeco Capital Trust I 8.072% 7/15/37		365,000	381,525

St. Paul Travelers 5.01% 8/16/07	290,000	289,089
◆#Stingray Pass Through Trust 144A 5.902% 1/12/15	600,000	546,000
•◆#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	600,000	602,107
WellPoint
4.25% 12/15/09	205,000	198,839
5.85% 1/15/36	170,000	165,714
Willis North America
5.125% 7/15/10	275,000	267,445
5.625% 7/15/15	170,000	162,941
•#ZFS Finance USA Trust III 144A 6.45% 12/15/65	755,000	766,092
		11,212,005
Natural Gas – 1.73%
Atmos Energy 4.00% 10/15/09	20,000	19,255
El Paso Natural Gas 7.625% 8/1/10	460,000	480,700
Enterprise Products Operating
4.00% 10/15/07	260,000	257,092
4.625% 10/15/09	475,000	464,545
•8.375% 8/1/66	1,040,000	1,138,004
Kinder Morgan Finance 5.35% 1/5/11	210,000	205,837
Oneok 5.51% 2/16/08	395,000	394,627
Sempra Energy
4.621% 5/17/07	220,000	219,425
•5.845% 5/21/08	465,000	465,983
Valero Logistics Operations 6.05% 3/15/13	745,000	750,707
		4,396,175
Real Estate – 0.38%
Developers Diversified Realty
4.625% 8/1/10	375,000	364,534
5.25% 4/15/11	145,000	143,149
5.375% 10/15/12	125,000	123,302
HRPT Properties Trust 5.75% 2/15/14	335,000	334,156
		965,141
Technology – 0.52%
#Freescale Semiconductor 144A 10.125% 12/15/16	355,000	355,000
Motorola 4.608% 11/16/07	305,000	302,970
Sungard Data Systems 10.25% 8/15/15	619,000	668,520
		1,326,490
Transportation – 0.98%
American Airlines
6.817% 5/23/11	130,000	130,650
6.977% 5/23/21	68,207	67,354
7.377% 5/23/19	183,368	181,534
#Aramark 144A
8.50% 2/1/15	175,000	180,031
•8.86% 2/1/15	175,000	179,375
Continental Airlines 6.503% 6/15/11	295,000	303,481
#Erac USA Finance 144A
5.30% 11/15/08	150,000	148,977
7.35% 6/15/08	540,000	551,281
Hertz 8.875% 1/1/14	590,000	629,826
‡Northwest Airlines 7.041% 4/1/22	112,462	113,376
		2,485,885
Total Corporate Bonds (cost $81,023,091)		81,777,653

^Federal Agencies (Discount Notes) – 19.59%
Fannie Mae
5.041% 2/1/07	37,730,000	37,730,001
5.143% 2/7/07	10,000,000	9,991,433
5.153% 2/6/07	2,000,000	1,998,569
Total Federal Agencies (Discount Notes) (cost $49,720,003)		49,720,003

Foreign Agencies – 0.20%
Austria – 0.03%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	9,000,000	76,603
			76,603
Mexico – 0.17%
Pemex Project Funding Master Trust
6.125% 8/15/08	USD	10,000	10,060
6.625% 6/15/35		415,000	413,443
			423,503
Total Foreign Agencies (cost $509,088)			500,106

Municipal Bonds – 0.37%
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)		205,000	219,874
California State 5.00% 2/1/33		20,000	20,736
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		105,000	110,837
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)		30,000	31,902
Illinois State Taxable Pension 5.10% 6/1/33		220,000	208,109
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29		95,000	102,177
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)		90,000	96,344
Oregon State Taxable Pension 5.892% 6/1/27		105,000	108,750
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)		30,000	29,601
Total Municipal Bonds (cost $931,840)			928,330

Non-Agency Asset-Backed Securities – 4.18%
AmeriCredit Automobile Receivables Trust Series 2007-AX A3 5.19% 11/7/11		1,010,000	1,007,023
•Ameriquest Mortgage Securities Series 2006-R1 A2C 5.51% 3/25/36		375,000	375,461
Countrywide Asset-Backed Certificates
•Series 2004-13 AV2 5.58% 5/25/34		4,725	4,730
•Series 2006-3 2A2 5.50% 6/25/36		820,000	821,299
•Series 2006-15 A3 5.689% 10/25/46		295,000	295,019
Series 2006-S3 A2 6.085% 6/25/21		585,000	589,038
•Series 2006-S6 A2 5.519% 3/25/34		580,000	577,197
•Series 2006-S7 A3 5.712% 11/25/35		1,140,000	1,134,003
•Series 2006-S9 A3 5.728% 8/25/36		515,000	511,351
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36		525,000	523,658
Series 2007-CB1 AF2 5.721% 1/25/37		720,000	719,662
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31		610,000	617,962
•GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36		215,000	214,863
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36		169,126	168,713
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09		25,000	24,606
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		194,669	191,019
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36		65,095	64,818
Series 2006-AR1 A2C 5.48% 3/25/37		385,000	385,123
Mid-State Trust
Series 11 A1 4.864% 7/15/38		18,772	17,966
Series 2004-1 A 6.005% 8/15/37		20,267	20,440
Series 2005-1 A 5.745% 1/15/40		230,464	228,564
#Series 2006-1 A 144A 5.787% 10/15/40		288,051	286,104
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35		740,000	741,849
Renaissance Home Equity Loan Trust
Series 2005-4 A2 5.399% 2/25/36		275,000	273,602
Series 2005-4 A3 5.565% 2/25/36		170,000	169,393
#Sierra Receivables Funding Series 2003-1A A 144A 3.09% 1/15/14		154,393	152,760
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31		93,584	83,857
Series 2004-16XS A2 4.91% 8/25/34		334,662	333,051
Series 2005-NC1 A2 3.92% 2/25/35		38,519	38,350
•Series 2005-NC1 A7 5.55% 2/25/35		30,879	30,899
Total Non-Agency Asset-Backed Securities (cost $10,621,904)			10,602,380

Non-Agency Collateralized Mortgage Obligations – 16.96%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	57,413	57,341
Series 2004-2 1A1 6.00% 3/25/34	63,926	63,846
Series 2004-10 1CB1 6.00% 11/25/34	172,856	173,171
Series 2004-11 1CB1 6.00% 12/25/34	21,495	21,534
Series 2005-3 2A1 5.50% 4/25/20	196,105	194,511
Series 2005-5 2CB1 6.00% 6/25/35	310,181	309,697
Series 2005-6 7A1 5.50% 7/25/20	521,093	516,533
Series 2005-9 5A1 5.50% 10/25/20	860,986	852,914
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.119% 5/25/33	1,851	1,864
Series 2005-9 2A1 4.75% 10/25/20	591,987	578,270
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.179% 5/25/36	683,887	691,006
Series 2006-3 34A1 6.186% 5/25/36	440,164	444,804
Series 2006-4 23A5 6.238% 8/25/36	560,319	566,194
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	523,061	521,098
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	955,798	939,023
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	625,269	624,097
•Series 2004-J7 1A2 4.673% 8/25/34	77,974	77,067
Series 2004-J8 1A1 7.00% 9/25/34	269,289	274,085
Series 2005-57CB 4A3 5.50% 12/25/35	38,590	38,435
•Series 2005-63 3A1 5.896% 11/25/35	614,202	613,622
Series 2006-2CB A3 5.50% 3/25/36	522,731	522,939
◆Countrywide Home Loan Mortgage Pass Through Trust
Series 2005-23 A1 5.50% 11/25/35	1,228,869	1,198,915
Series 2005-29 A1 5.75% 12/25/35	1,617,831	1,594,704
Series 2006-1 A2 6.00% 3/25/36	486,116	483,837
Series 2006-1 A3 6.00% 3/25/36	173,613	171,877
•Series 2006-HYB3 3A1A 6.106% 5/20/36	630,957	634,771
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	18,965	19,285
Series 2004-1 3A1 7.00% 2/25/34	9,075	9,228
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	15,133	16,030
•Series 2004-AR5 4A1 5.682% 10/25/34	67,885	67,552
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.191% 5/25/35	521,725	511,801
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	31,460	32,864
Series 1999-2 A 8.00% 9/19/27	75,248	79,147
Series 1999-3 A 8.00% 8/19/29	34,609	36,356
Series 2005-RP1 1A3 8.00% 1/25/35	558,480	588,606
Series 2005-RP1 1A4 8.50% 1/25/35	325,475	346,141
Series 2006-RR1 1A3 8.00% 1/25/36	222,165	233,968
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	8,546	8,550
Series 2006-1F 5A2 6.00% 2/25/36	279,305	276,512
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21 5.873% 12/25/35	455,675	454,593
Series 2006-AR2 1A1A 5.54% 4/25/46	242,539	242,721
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	815,598	785,893
Series 2005-A4 1A1 5.405% 7/25/35	366,840	361,730
Series 2005-A6 1A2 5.147% 9/25/35	690,000	687,958
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	507,966	506,748
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.834% 12/25/33	21,863	22,114
Series 2005-6 7A1 5.375% 6/25/35	229,287	226,086
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	8,296	8,477
Series 2003-9 1A1 5.50% 12/25/18	49,206	48,729

Series 2005-3 7A1 6.00% 4/25/35	205,011	205,061
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	163,310	171,725
Series 2005-2 1A4 8.00% 5/25/35	443,517	467,910
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	295,560	299,166
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	370,000	363,629
•Series 2006-AF1 1A2 6.159% 5/25/36	610,000	615,027
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	25,821	25,902
Residential Accredit Loans Series 2005-QS14 2A1 6.00% 9/25/35	1,280,964	1,278,162
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	24,059	24,407
Series 2004-SL4 A3 6.50% 7/25/32	93,052	94,330
Series 2005-SL1 A2 6.00% 5/25/32	184,865	188,010
•Residential Funding Mortgage Security I
Series 2006-SA3 3A1 6.059% 9/25/36	629,923	633,673
Series 2006-SA4 2A1 6.147% 11/25/36	589,855	595,414
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	89,757	88,856
Series 2005-3XS A2 5.57% 1/25/35	147,934	148,023
Series 2005-22 4A2 5.379% 12/25/35	65,139	64,059
Series 2006-5 5A4 5.574% 6/25/36	137,855	136,022
Structured Asset Securities
•Series 2002-22H 1A 6.961% 11/25/32	17,822	18,072
Series 2004-5H A2 4.43% 12/25/33	341,500	337,364
Series 2004-12H 1A 6.00% 5/25/34	75,021	74,903
•Series 2005-6 B2 5.344% 5/25/35	122,181	115,746
Washington Mutual
Series 2004-CB3 1A 6.00% 10/25/34	10,064	10,045
Series 2004-CB3 4A 6.00% 10/25/19	82,656	83,201
•Series 2006-AR7 1A 5.863% 7/25/46	351,885	352,558
•Series 2006-AR8 1A5 5.918% 8/25/46	131,048	131,566
•Series 2006-AR8 2A3 6.151% 8/25/36	91,528	92,077
•Series 2006-AR10 1A1 5.962% 7/25/36	1,456,918	1,464,539
•Series 2006-AR14 1A4 5.661% 11/25/36	804,668	803,331
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-6 3CB 5.50% 8/25/35	670,990	655,684
Series 2005-9 3CB 5.50% 10/25/20	324,736	322,879
Series 2006-2 2CB 6.50% 3/25/36	419,932	424,399
Series 2006-5 2CB3 6.00% 7/25/36	624,746	630,767
Series 2006-5 LB1 6.00% 7/25/36	293,346	290,076
•Series 2006-AR5 3A 5.823% 7/25/46	453,351	454,980
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-O A1 4.891% 8/25/34	1,849,986	1,805,964
•Series 2004-T A1 4.381% 9/25/34	242,888	243,154
Series 2005-12 1A7 5.50% 11/25/35	847,047	821,900
Series 2005-14 2A1 5.50% 12/25/35	1,004,581	980,095
Series 2005-17 1A1 5.50% 1/25/36	675,693	659,223
Series 2005-17 1A2 5.50% 1/25/36	585,915	568,521
Series 2006-1 A3 5.00% 3/25/21	647,881	629,862
Series 2006-2 3A1 5.75% 3/25/36	696,463	686,458
Series 2006-4 1A8 5.75% 4/25/36	169,572	170,822
Series 2006-4 2A3 5.75% 4/25/36	318,860	312,598
•Series 2006-AR4 1A1 5.865% 4/25/36	872,994	871,699
•Series 2006-AR4 2A1 5.784% 4/25/36	1,306,811	1,302,825
•Series 2006-AR5 2A1 5.536% 4/25/36	334,212	333,008
•Series 2006-AR6 7A1 5.11% 3/25/36	1,471,413	1,438,403
•Series 2006-AR10 5A1 5.604% 9/25/36	597,388	596,123
•Series 2006-AR11 A7 5.534% 8/25/36	701,352	695,471
•Series 2006-AR12 1A2 6.046% 9/25/36	367,305	368,837
•Series 2006-AR14 2A4 6.121% 10/25/36	613,758	617,420
•Series 2006-AR18 2A2 5.744% 11/25/36	537,839	535,850
Total Non-Agency Collateralized Mortgage Obligations (cost $43,080,860)		43,037,040

Regional Agencies – 0.18%
Australia – 0.18%
Queensland Treasury 6.00% 10/14/15	AUD	$598,000	459,876
Total Regional Agencies (cost $451,235)			459,876

Regional Authorities – 0.35%
Canada – 0.35%
Ontario Province 4.50% 3/8/15	CAD	371,000	317,019
Quebec Province 5.00% 12/1/15	CAD	642,000	564,375
Total Regional Authorities (cost $882,602)			881,394

«Senior Secured Loans – 3.23%
@Avis Budget Car Rental 6.35% 4/19/12	USD	196,500	196,500
@AWAS Capital 2nd Lien 11.00% 3/21/13		265,563	269,546
Coffeyville Resources
Credit-Linked Deposits 8.365% 12/28/10		32,432	32,716
Tranche D 8.365% 12/28/13		167,568	169,034
Delphi Tranche C 8.125% 12/31/07		200,000	201,250
Ford Motor 8.36% 11/29/13		1,400,000	1,420,999
General Motors 7.745% 11/17/13		800,000	812,000
Georgia Pacific Term Loan Tranche B
@6.632% 12/20/12		495,000	500,569
7.115% 12/22/12		500,000	501,875
HCA 8.086% 11/17/13		700,000	705,250
@HealthSouth 8.62% 3/10/13		796,000	804,955
Hexion Specialty Chemicals Tranche C-1 7.785% 5/5/13		200,000	201,750
Idearc 7.35% 11/1/14		300,000	302,625
Lyondell Chemical 7.11% 8/16/13		399,000	402,491
Talecris Biotherapeutics 13.50% 12/6/14		300,000	301,875
@United Airlines Bank Loan Tranche B
9.12% 2/1/12		522,375	526,293
9.125% 2/1/12		74,625	75,185
@Visteon 8.18% 6/13/13		400,000	402,252
@Windstream Term Loan B 7.26% 7/17/13		370,000	373,238
Total Senior Secured Loans (cost $8,123,851)			8,200,403

Sovereign Debt – 2.40%
Brazil – 0.70%
Republic of Brazil
12.50% 1/5/16	BRL	708,000	380,824
12.50% 1/5/22	BRL	2,590,000	1,393,128
			1,773,952
Colombia – 0.41%
Republic of Colombia 12.00% 10/22/15	COP	2,046,000,00	1,052,037
			1,052,037
Germany – 0.15%
Deutschland Republic 5.00% 7/4/11	EUR	275,000	372,118
			372,118
Mexico – 0.14%
Mexican Bonos 8.00% 12/17/15	MXN	3,965,000	362,101
			362,101
Netherlands – 0.11%
Netherlands Government 5.75% 2/15/07	EUR	210,000	273,830
			273,830
Norway – 0.43%
Norwegian Government 6.50% 5/15/13	NOK	6,166,000	1,088,669
			1,088,669
Poland – 0.07%
Poland Government 6.25% 10/24/15	PLN	504,000	181,320
			181,320

United Kingdom – 0.39%
U.K. Treasury 8.00% 9/27/13	GBP	430,900	980,380
			980,380
Total Sovereign Debt (cost $5,718,589)			6,084,407

Supranational Banks – 0.20%
Inter-American Development Bank 1.90% 7/8/09	JPY	25,000,000	212,517
^International Bank for Reconstruction & Development 6.979% 8/20/07	NZD	455,000	301,020
Total Supranational Banks (cost $528,890)			513,537

U.S. Treasury Obligations – 9.80%
¥U.S. Treasury Bonds 4.50% 2/15/36	USD	4,290,000	4,011,154
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26		1,360,475	1,276,243
2.375% 1/15/27		474,634	472,317
U.S. Treasury Inflation Index Notes
2.00% 1/15/14		1,428,581	1,390,802
2.375% 4/15/11		766,499	764,673
2.50% 7/15/16		2,714,065	2,740,253
3.00% 7/15/12		470,771	485,630
3.625% 1/15/08		411,612	415,729
U.S. Treasury Notes
4.625% 10/31/11		20,000	19,835
4.625% 12/31/11		5,105,000	5,061,531
¥4.625% 11/15/16		3,325,000	3,274,606
4.75% 12/31/08		4,135,000	4,122,727
^U.S. Treasury Strip 4.207% 11/15/13		1,140,000	826,141
Total U.S. Treasury Obligations (cost $24,950,369)			24,861,641

	Number of
	Shares
Preferred Stock – 0.22%
Freddie Mac 5.57%	20,000	500,000
Nexen 7.35%	2,375	60,396
Total Preferred Stock (cost $562,688)		560,396

Warrants – 0.00%
†#Solutia144A, exercise price $7.59, expiration date 7/15/09	20	0
Total Warrants (cost $1,711)		0

Total Value of Securities – 118.04% (cost $298,976,550)		299,534,718
Liabilities Net of Receivables and Other Assets (See Notes) – (18.04%)z		(45,774,774)
Net Assets Applicable to 27,556,842 Shares Outstanding – 100.00%		$253,759,944

¡Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – European Monetary Unit

GBP – British Pound Sterling

JPY – Japanese Yen

MXN – Mexican Peso

NOK - Norwegian Kroner

NZD – New Zealand Dollar

PLN – Polish Zloty

USD – United States Dollar

†Non-income producing security for the period ended January 31, 2007.

‡Non-income producing security. Security is currently in default.

•Variable rate security. The rate shown is the rate as of January 31, 2007.

^Zero coupon security. The rate shown is the yield at the time of purchase.

zOf this amount, $67,311,383 represents payable for securities purchased as of January 31, 2007.

¥Fully or partially pledged as collateral for financial futures contracts.

◆Pass Through Agreement.  Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  At January 31, 2007, the aggregate amount of Rule 144A securities equaled $28,070,859, which represented 11.06% of the Portfolio’s net assets.  See Note 6 in “Notes.”

@Illiquid security. At January 31, 2007, the aggregate amount of illiquid securities equaled $3,148,538, which represented 1.24% of the Portfolio’s net assets. See Note 6 in “Notes.”

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:

AMBAC – Insured by the AMBAC Assurance Corporation

ARM – Adjustable Rate Mortgage

FGIC – Insured by the Financial Guaranty Insurance Company

FSA – Insured by Financial Security Assurance

GSMPS – Goldman Sachs Reperforming Mortgage Securities

MBIA – Insured by the Municipal Bond Insurance Association

S.F. – Single Family

TBA – To be Announced

yr –  Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2007:

Foreign Currency Exchange Contracts(1)

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(632,373)	USD	488,173	3/9/07	$(2,444)
CAD	(789,189)	USD	669,184	3/9/07	(2,075)
EUR	(291,000)	USD	377,750	3/9/07	(2,141)
EUR	106,300	USD	(137,964)	3/9/07	808
GBP	(565,000)	USD	1,108,530	3/9/07	(1,332)
JPY	13,841,270	EUR	(87,832)	3/9/07	270
JPY	39,030,000	USD	(321,711)	3/9/07	3,268
JPY	39,738,200	USD	(328,217)	3/9/07	2,659
JPY	49,880,071	USD	(411,134)	3/9/07	4,187
NOK	(1,893,119)	USD	301,793	3/9/07	(1,992)
NZD	(412,600)	USD	283,687	3/9/07	(6)
PLN	(682,780)	USD	225,498	3/9/07	(2,766)
					$(1,564)

Futures Contracts(2)

Contracts		Notional	Notional		Unrealized
to Buy		Cost	Value	Expiration Date	Depreciation
46	U.S. Treasury 5 year Notes	$4,874,815	$4,808,438	3/31/07	$(66,377)
176	U.S. Treasury 10 year Notes	18,996,655	18,788,000	3/31/07	(208,655)
11	U.S. Treasury long Bonds	1,249,678	1,211,375	3/31/07	(38,303)
					$(313,335)

Swap Contracts(3)

			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$2,925,000	2/1/07	Agreement with State Street to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 1 month BBA LIBOR adjusted by a spread of plus 0.05%.	$14,997

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1)See Note 3 in “Notes.”

(2)See Note 4 in “Notes.”

(3)See Note 5 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Core Plus Fixed Income Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio  is valued.  U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements.   Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily.  Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.  The Portfolio isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$299,366,254
Aggregate unrealized appreciation	$1,850,035
Aggregate unrealized depreciation	(1,681,571)
Net unrealized appreciation	$168,464

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $2,046,107 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013 and $1,651,932 expires in 2014.

3. Foreign Currency Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss.  When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates.  Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract.  These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed.  When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts

The Portfolio may enter into total return swap contracts in accordance with its investment objectives. A swap is a contract to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty.  To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

Because there is no organized market for these swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the contract. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

6. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from underlying mortgages or consumer loans.  Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Portfolio also invests in taxable municipal bonds.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

7.  Investment Management Personnel

Delaware Investment Advisers (“DIA”) has announced that is has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team.  This team is also part of Delaware Management Company (“DMC”), the investment manager to the Portfolio.  Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients.  It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Emerging Markets Portfolio

January 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock– 91.42%Δ
Brazil – 8.95%
AES Tiete	115,038,657	$3,612,475
Companhia de Concessoes Rodoviarias	797,600	10,476,703
Companhia Siderurgica Nacional	197,100	6,392,608
Companhia Siderurgica Nacional ADR	118,700	3,839,945
Companhia Vale do Rio Doce ADR	144,000	4,137,120
CPFL Energia	256,347	3,379,259
†CPFL Energia ADR	85,400	3,356,220
Petroleo Brasileiro ADR	199,400	17,686,780
Santos-Brasil	323,399	4,185,513
Votorantim Celulose e Papel ADR	709,750	12,810,988
		69,877,611
Chile – 1.48%
Banco Santander ADR	147,900	7,315,134
†#Inversiones Aguas Metropolitanas 144A ADR	184,500	4,202,043
		11,517,177
China – 5.52%☐
China Merchants Holdings International	1,648,000	6,051,758
China Shipping Development	5,198,000	7,307,589
China Telecom	11,896,000	5,746,771
Fountain Set	7,888,000	2,695,792
Texwinca	8,370,000	6,477,066
TPV Technology	8,072,000	5,001,402
Zhejiang Expressway	12,640,000	9,787,196
		43,067,574
Czech Republic – 1.34%
Komercni Banka	69,463	10,445,071
		10,445,071
Egypt – 0.68%
MobiNil-Egyptian Mobile Services	172,984	5,313,709
		5,313,709
Hungary – 1.30%
Magyar Telekom Telecommunications	455,551	2,324,761
OTP Bank	175,941	7,860,587
		10,185,348
India – 1.77%
Hero Honda Motors	429,469	6,971,078
Tata Steel	647,796	6,818,172
		13,789,250
Israel – 5.51%
Bank Hapoalim	3,565,571	16,715,200
Bezeq Israeli Telecommunication	5,097,721	8,170,137
Israel Chemicals	941,961	5,831,231
Teva Pharmaceutical Industries ADR	349,800	12,277,980
		42,994,548
Malaysia – 7.78%
Hong Leong Bank	5,452,900	9,580,156
Maxis Communications	6,290,000	20,655,086
MISC Foreign	4,286,000	10,905,522
PLUS Expressways	496,900	407,718
Public Bank	2,396,700	6,059,682
Public Bank Foreign	1,317,300	3,467,092
Tanjong	2,286,000	9,686,489
		60,761,745
Mexico – 6.01%
Cemex SAB	635,602	2,256,428
Cemex SAB ADR	225,666	7,984,063
†Grupo Aeroportuario del Pacifico ADR	169,300	6,849,878
Grupo Aeroportuario del Sureste ADR	97,100	4,221,908

Grupo Modelo Series C	1,641,700	8,938,472
Grupo Televisa ADR	245,100	7,220,646
Kimberly-Clark de Mexico Class A	2,189,300	9,434,064
		46,905,459
Panama – 0.60%
Banco Latinoamericano Export Class E	281,200	4,707,288
		4,707,288
Phillippines – 0.88%
Philippine Long Distance Telephone ADR	130,200	6,851,124
		6,851,124
Poland – 1.59%
Bank Pekao	101,267	8,526,269
Telekomunikacja Polska	453,106	3,892,631
		12,418,900
Republic of Korea – 10.58%
Daelim Industrial	126,615	10,369,799
GS Engineering & Construction	41,994	3,496,754
Hana Financial Group	347,510	17,205,062
Kookmin Bank	190,366	15,165,385
Korea Electric Power	265,310	12,072,006
Korea Gas	162,350	6,434,491
KT	96,860	4,423,521
KT ADR	413,789	9,558,526
Samsung Electronics	6,213	3,847,416
		82,572,960
Russia – 2.95%
†Evraz Group GDR	228,650	6,356,470
LUKOIL ADR	68,364	5,434,938
Mobile Telesystems ADR	207,900	11,259,864
		23,051,272
South Africa – 11.38%
African Bank Investments	3,722,637	15,006,911
Alexander Forbes	2,751,293	6,198,781
Aspen Pharmacare	1,244,323	5,960,673
Mittal Steel South Africa	677,493	10,227,679
Remgro	340,536	8,457,670
Sasol	335,932	11,446,985
Standard Bank Group	938,506	12,933,131
Steinhoff International	1,047,655	3,639,918
Telkom	399,234	8,919,975
Tiger Brands	254,043	6,080,917
		88,872,640
Taiwan – 15.27%
Asustek Computer	3,800,360	10,081,241
Chunghwa Telecom	6,766,980	13,018,658
Chunghwa Telecom ADR	554,543	11,484,586
Lite-On Technology	11,965,968	17,339,861
MediaTek	683,000	7,504,848
Mega Financial Holding	29,693,000	19,986,654
President Chain Store	5,000,376	11,566,093
Synnex Technology International	4,053,390	4,945,134
Taiwan Semiconductor Manufacturing	11,289,794	23,291,093
		119,218,168
Thailand – 5.48%
Advanced Info Service Foreign	4,777,700	10,311,583
Kasikornbank - Foreign	2,298,754	4,155,253
Kasikornbank NVDR	562,846	968,564
Land & Houses NVDR	23,529,010	4,196,529
Siam Cement NVDR	2,552,700	17,114,780
Siam City Bank Foreign	8,263,500	3,828,557
Siam City Bank NVDR	104,000	48,268
Thai Union Frozen Products Foreign	3,247,942	2,177,757
		42,801,291
Turkey – 2.35%
Akbank	1,238,853	8,116,897
Tofas Turk Otomobil Fabrikasi	1,109,995	4,343,665
†Turkcell Iletisim Hizmet	780,455	4,342,919
†Vestel Elektronik Sanayi	599,626	1,519,134
		18,322,615
Total Common Stock (cost $556,977,341)		713,673,750

Preferred Stock– 7.29%
Brazil – 3.40%
AES Tiete	72,100,000	2,177,545
Companhia Vale do Rio Doce class A	416,918	11,777,068
Investimentos Itau	1,551,939	8,585,148
Ultrapar Participacoes	164,588	3,974,350
		26,514,111
Republic of Korea – 3.89%
Hyundai Motor	397,920	16,395,834
Samsung Electronics	29,612	13,982,699
		30,378,533
Total Preferred Stock (cost $33,988,738)		56,892,644

	Principal
	Amount
Repurchase Agreements– 1.49%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $5,749,832, collateralized by $1,791,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $1,760,313 and $3,900,000 U.S. Treasury Notes 6.00% due 8/15/09, market value $4,106,985)	$5,749,000	5,749,000

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $1,669,241, collateralized by $1,486,000 U.S. Treasury Bills due 5/24/07, market value $1,462,862 and $245,000 U.S. Treasury Bills due 7/12/07, market value $240,017)	1,669,000	1,669,000

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $4,173,604, collateralized by $4,338,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $4,262,795)	4,173,000	4,173,000
Total Repurchase Agreements (cost $11,591,000)		11,591,000

Total Value of Securities – 100.20% (cost $602,557,079)		782,157,394
Liabilities Net of Receivables and Other Assets (See Notes) – (0.20%)		(1,531,361)
Net Assets Applicable to 56,448,988 Shares Outstanding – 100.00%		$780,626,033

†Non-income producing security for the period ended January 31, 2007.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  At January 31, 2007, the aggregate amount of Rule 144A securities equaled $4,202,043, which represented 0.54% of the Portfolio’s net assets.  See Note 4 in “Notes.”

ΔSecurities have been classified by country of origin.

☐  Securities listed and traded on the Hong Kong Stock Exchange.

Summary of abbreviations:

ADR – American Depositary Receipts

GDR- Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

The following foreign currency exchange contract was outstanding at January 31, 2007:

Foreign Currency Exchange Contracts(1)

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
HKD	4,570,412	USD	585,178	2/1/07	$(202)
					$(202)

(1)See Note 3 in “Notes.”

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Emerging Markets Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements.   Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period.  The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Taxable non-cash dividends are recorded as dividend income.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.  The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$602,557,079
Aggregate unrealized appreciation	190,222,763
Aggregate unrealized depreciation	(10,622,448)
Net unrealized appreciation	$179,600,315

3. Foreign Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets in the Schedule of Investments.

4. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.  In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors.  This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Global Fixed Income Portfolio

January 31, 2007

		Principal	Value
		Amount¡	(U.S.$)
Bonds– 97.91%
Australia – 1.16%
New South Wales Treasury 5.50% 8/1/14	AUD	850,000	$631,760
Queensland Treasury 6.00% 10/14/15	AUD	3,000,000	2,307,071
			2,938,831
Austria – 7.43%
Oesterreichesche Kontrollbank
1.80% 3/22/10	JPY	1,200,000,000	10,213,667
5.25% 4/25/08	EUR	2,659,000	3,514,532
Republic of Austria 5.25% 1/4/11	EUR	3,700,000	5,034,209
			18,762,408
Belgium – 0.56%
Kingdom of Belgium 3.75% 3/28/09	EUR	1,100,000	1,427,064
			1,427,064
Finland – 4.22%
Republic of Finland
5.375% 7/4/13	EUR	1,480,000	2,069,513
5.75% 2/23/11	EUR	6,200,000	8,596,251
			10,665,764
France – 12.91%
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	1,100,000,000	9,017,638
Government of France
4.00% 10/25/09	EUR	2,300,000	2,998,865
5.00% 10/25/16	EUR	5,040,000	7,018,991
5.75% 10/25/32	EUR	5,000,000	8,009,268
8.50% 10/25/19	EUR	3,000,000	5,559,325
			32,604,087
Germany – 13.70%
Deutschland Republic
4.25% 1/4/14	EUR	5,900,000	7,768,039
4.75% 7/4/28	EUR	6,250,000	8,735,532
Kredit Fuer Wiederaufbau
1.85% 9/20/10	JPY	1,050,000,000	8,964,655
5.25% 7/4/12	EUR	3,000,000	4,115,785
Rentenbank
1.375% 4/25/13	JPY	290,000,000	2,398,008
5.75% 1/21/15	AUD	3,480,000	2,597,244
			34,579,263
Ireland – 5.43%
Republic of Ireland 5.00% 4/18/13	EUR	10,000,000	13,700,268
			13,700,268
Italy – 4.10%
*Republic of Italy 0.65% 3/20/09	JPY	1,250,000,000	10,347,399
			10,347,399
Japan – 9.46%
Development Bank of Japan 1.40% 6/20/12	JPY	1,200,000,000	10,013,304
Japan Finance Corporation for Municipal Enterprises
*1.55% 2/21/12	JPY	1,000,000,000	8,411,626
2.00% 5/9/16	JPY	640,000,000	5,471,166
			23,896,096
Mexico – 4.08%
Mexican Bonos
8.00% 12/23/10	MXN	20,000,000	1,838,033
9.00% 12/20/12	MXN	35,000,000	3,355,925
9.50% 12/18/14	MXN	35,000,000	3,480,335
10.00% 12/5/24	MXN	15,000,000	1,623,848
			10,298,141
Netherlands – 7.57%
Bank Nederlandse Gemeenten 0.80% 9/22/08	JPY	850,000,000	7,061,807

Netherlands Government
4.25% 7/15/13	EUR	3,400,000	4,477,920
7.50% 1/15/23	EUR	4,200,000	7,561,349
			19,101,076
Norway – 4.25%
Eksportfinans 1.80% 6/21/10	JPY	1,260,000,000	10,725,625
			10,725,625
Poland – 2.73%
*Poland Government 5.50% 3/12/12	EUR	5,000,000	6,882,757
			6,882,757
Singapore – 2.13%
Singapore Government
3.625% 7/1/11	SGD	4,000,000	2,666,204
3.625% 7/1/14	SGD	2,000,000	1,344,047
3.75% 9/1/16	SGD	2,000,000	1,364,612
			5,374,863
Spain – 2.46%
Instituto de Credito Oficial 5.50% 10/11/12	AUD	1,330,000	989,686
Spanish Government 5.50% 7/30/17	EUR	3,600,000	5,221,982
			6,211,668
Supranational – 10.61%
European Investment Bank
*1.40% 6/20/17	JPY	135,000,000	1,091,005
*2.125% 9/20/07	JPY	300,000,000	2,511,053
5.00% 4/15/08	EUR	4,000,000	5,273,464
6.00% 8/14/13	AUD	1,600,000	1,221,160
Inter-American Development Bank
1.90% 7/8/09	JPY	558,000,000	4,743,377
5.50% 3/30/10	EUR	5,700,000	7,751,145
International Bank for Reconstruction & Development 2.00% 2/18/08	JPY	500,000,000	4,199,987
			26,791,191
United States – 5.11%
U.S. Treasury Inflation Index Note 3.00% 7/15/12	USD	7,957,254	8,208,409
U.S. Treasury Note 3.625% 5/15/13	USD	5,000,000	4,686,525
			12,894,934
Total Bonds (cost $251,630,145)			247,201,435

Repurchase Agreements– 0.40%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $495,072, collateralized by $154,200 U.S. Treasury Notes 3.50% due 8/15/09, market value $151,565 and $335,800 U.S. Treasury Notes 6.00% due 8/15/09, market value $353,617)	USD	495,000	495,000
With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $143,721, collateralized by $127,900 U.S. Treasury Bills due 5/24/07, market value $125,954 and $21,100 U.S. Treasury Bills due 7/12/07, market value $20,666)		143,700	143,700
With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $359,352, collateralized by $373,500 U.S. Treasury Notes 3.50% due 8/15/09, market value $367,032)		359,300	359,300
Total Repurchase Agreements (cost $998,000)			998,000

Total Market Value of Securities Before Securities Lending Collateral – 98.31% (cost $252,628,145)			248,199,435
Securities Lending Collateral** – 8.68%
Short-Term Investments
Fixed Rate Notes – 0.97%
Citigroup Global Markets 5.32% 2/1/07		1,815,755	1,815,755
ING Bank 5.33% 7/9/07		633,670	633,670
			2,449,425
•Variable Rate Notes – 7.71%
American Honda Finance 5.32% 2/21/07		316,835	316,835
ANZ National 5.32% 2/29/08		126,734	126,734
Australia New Zealand 5.32% 2/29/08		633,670	633,670
Bank of America 5.32% 2/23/07		823,771	823,771

Bank of New York 5.31% 2/29/08	506,936	506,936
Barclays New York 5.31% 5/18/07	823,771	823,771
Bayerische Landesbank 5.37% 2/29/08	633,670	633,670
Bear Stearns 5.38% 7/31/07	760,404	760,404
BNP Paribas 5.35% 2/29/08	633,670	633,670
Canadian Imperial Bank 5.30% 2/29/08	443,569	443,569
CDC Financial 5.36% 2/28/07	823,771	823,771
Citigroup Global Markets 5.38% 2/7/07	823,771	823,771
Commonwealth Bank 5.32% 2/29/08	633,670	633,670
Deutsche Bank 5.34% 2/23/07	760,404	760,404
Dexia Bank 5.33% 9/28/07	887,121	887,008
Goldman Sachs 5.45% 1/31/08	823,771	823,771
Marshall & Ilsley Bank 5.30% 2/29/08	697,037	697,037
Merrill Lynch Mortgage Capital 5.41% 3/8/07	823,771	823,771
Morgan Stanley 5.49% 2/29/08	823,771	823,771
National Australia Bank 5.29% 3/7/07	785,751	785,751
National City Bank 5.32% 3/2/07	760,450	760,473
National Rural Utilities 5.32% 2/29/08	1,001,199	1,001,199
Nordea Bank New York 5.31% 5/16/07	316,832	316,828
Nordea Bank Norge 5.33% 2/29/08	633,670	633,670
Royal Bank of Scotland 5.31% 2/29/08	633,670	633,670
Societe Generale 5.29% 2/29/08	316,835	316,835
Sun Trust Bank 5.33% 7/30/07	823,771	823,771
Toronto Dominion 5.32% 5/29/07	760,404	760,404
Wells Fargo 5.33% 2/29/08	633,670	633,670
		19,466,275
Total Securities Lending Collateral (cost $21,915,700)		21,915,700
Total Market Value of Securities – 106.99% (cost $274,543,845)		270,115,135	©
Obligation to Return Securities Lending Collateral** – (8.68%)		(21,915,700)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.69%		4,267,988
Net Assets Applicable to 23,382,810 Shares Outstanding – 100.00%		$252,467,423

¡Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

EUR – European Monetary Unit

JPY – Japanese Yen

MXN – Mexican Peso

SGD – Singapore Dollar

USD – U.S. Dollar

*Fully or partially on loan.

**See Note 4 in “Notes.”

©Includes $20,546,472 of securities loaned.

•Variable rate security. The interest rate shown is the rate as of January 31, 2007.

The following foreign currency exchange contracts were outstanding at January 31, 2007:

Foreign Currency Exchange Contracts(1)

					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
EUR	(4,242,887)	USD	5,495,218	2/2/07	$(34,749)
JPY	(502,907,534)	USD	4,130,115	2/2/07	(37,339)
					$(72,088)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1)See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Global Fixed Income Portfolio (the “Portfolio”).

Security Valuation - Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$274,771,872
Aggregate unrealized appreciation	7,257,143
Aggregate unrealized depreciation	(11,913,880)
Net unrealized depreciation	$(4,656,737)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $707,130 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Foreign Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized loss is included in receivables and other assets net of liabilities.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2007, the market value of securities on loan was $20,546,472, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Security Lending Collateral.”

5. Credit and Market Risk

Some countries in which the Portfolio invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Global Real Estate Portfolio

January 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock– 96.08%Δ
Australia – 9.49%
DB RREEF Trust	520,766	$714,790
Lend Lease	50,386	743,379
Macquarie Goodman Group	187,892	1,073,493
Multiplex Group	143,802	498,736
Stockland	214,522	1,415,887
Westfield Group	148,711	2,581,355
		7,027,640
Austria – 1.41%
†IMMOEAST	69,449	1,041,771
		1,041,771
Canada – 2.10%
Boardwalk Real Estate Investment Trust	15,285	544,177
Canadian Real Estate Investment Trust	11,801	326,184
RioCan Real Estate Investment Trust	32,126	686,796
		1,557,157
France – 3.62%
Fonciere Des Regions	6,118	1,220,006
Unibail	5,798	1,464,479
		2,684,485
Germany – 0.94%
IVG Immobilien	15,390	699,205
		699,205
Greece – 0.53%
Babis Vovos International Construction	9,625	394,087
		394,087
Hong Kong – 11.12%
Cheung Kong	61,000	805,628
Hang Lung Properties	388,000	1,052,006
Henderson Land Development	162,000	938,470
Hongkong Land Holdings	299,000	1,328,913
Link REIT	273,000	642,654
New World Development	517,000	1,135,480
Sun Hung Kai Properties	192,000	2,331,833
		8,234,984
Italy – 1.16%
Beni Stabili	521,779	857,799
		857,799
Japan – 16.03%
Aeon Mall	9,500	536,862
Japan Prime Realty Investment	210	786,539
Japan Real Estate Investment	72	848,810
Japan Retail Fund Investment	87	793,275
Mitsubishi Estate	118,000	3,387,074
Mitsui Fudosan	92,000	2,397,173
NTT Urban Development	368	739,200
Sumitomo Realty & Development	47,000	1,639,177
Tokyu REIT	81	746,921
		11,875,031
Netherlands – 1.35%
Rodamco Europe	7,407	1,003,814
		1,003,814
Singapore – 3.14%
CapitaCommerical Trust	403,067	706,787
CapitaMall Trust	273,296	576,910
K-REIT Asia	331,069	592,191
Mapletree Logistics Trust	554,000	446,819
		2,322,707

United Kingdom – 11.78%
Big Yellow Group	27,897	344,198
British Land	64,473	1,994,425
Great Portland Estates	68,020	942,826
Hammerson	51,087	1,473,901
Land Securities Group	49,383	2,085,909
Minerva	93,613	720,166
Slough Estates	79,311	1,161,540
		8,722,965
United States – 33.41%
Alexandria Real Estate Equities	3,100	335,916
AMB Property	7,900	480,715
Archstone-Smith Trust	10,500	663,705
AvalonBay Communities	3,400	504,424
Boston Properties	8,800	1,109,592
Brandywine Realty Trust	9,100	317,226
BRE Properties	4,900	340,109
Brookfield Properties	32,648	1,518,802
Equity Office Properties Trust	28,500	1,583,175
Equity Residential	15,700	883,596
Federal Realty Investment Trust	5,800	541,836
Forest City Enterprises Class A	7,600	459,420
General Growth Properties	25,100	1,544,152
Health Care Property Investors	14,600	602,250
Highwoods Properties	7,700	336,490
Host Hotels & Resorts	45,100	1,193,797
Kimco Realty	20,000	992,000
†Kite Realty Group Trust	14,500	282,750
Liberty Property Trust	10,900	563,966
Macerich	6,900	659,157
Mack-Cali Realty	13,100	728,884
Maguire Properties	7,100	308,495
New Plan Excel Realty Trust	11,100	323,232
ProLogis	23,000	1,495,000
Public Storage	5,100	554,676
Regency Centers	6,000	522,600
Simon Property Group	17,900	2,047,581
SL Green Realty	5,100	747,558
Starwood Hotels & Resorts Worldwide	13,600	851,088
U-Store-It Trust	10,000	219,700
Ventas	11,600	536,500
Vornado Realty Trust	9,600	1,174,560
Washington Real Estate Investment Trust	7,700	329,175
		24,752,127
Total Common Stock (cost $69,975,848)		71,173,772

	Principal
	Amount
^Short-Term Investment– 1.73%
Fannie Mae Discount Note 5.005% 2/1/07	$1,280,000	1,280,000
Total Short-Term Investment (cost $1,280,000)		1,280,000

Total Value of Securities – 97.81% (cost $71,255,848)		72,453,772
Receivables and Other Assets Net of Liabilities (See Notes) – 2.19%		1,624,308
Net Assets Applicable to 8,477,756 Shares Outstanding – 100.00%		$74,078,080

ΔSecurities have been classified by country of origin.

†Non-income producing security for the period ended January 31, 2007.

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

Summary of Abbreviations:

AUD – Australian Dollar

REIT – Real Estate Investment Trust

SGD – Singapore Dollar

USD – U.S. Dollar

The following foreign currency exchange contracts were outstanding at January 31, 2007:

Foreign Currency Exchange Contracts(1)

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(181,057)	USD	139,468	2/1/07	$(1,132)
SGD	33,526	USD	(21,818)	2/1/07	14
					$(1,118)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

(1)See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Global Real Estate Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements.   Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$71,255,848
Aggregate unrealized appreciation	1,755,654
Aggregate unrealized depreciation	(557,730)
Net unrealized appreciation	$1,197,924

3. Foreign Currency Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Credit and Market Risk

The Portfolio concentrates its investments in the REITs and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The High-Yield Bond Portfolio

January 31, 2007

	Principal
	Amount (U.S.$)	Value (U.S.$)
Corporate Bonds – 92.80%
Basic Industry – 11.75%
AK Steel 7.875% 2/15/09	$40,000	$40,200
Bowater
9.00% 8/1/09	25,000	26,500
9.50% 10/15/12	45,000	47,588
Donohue Forest Products 7.625% 5/15/07	25,000	25,125
Georgia-Pacific 8.875% 5/15/31	65,000	69,062
#Georgia-Pacific 144A 7.00% 1/15/15	35,000	35,000
#Hexion US Finance 144A 9.75% 11/15/14	35,000	36,750
Huntsman International 9.875% 3/1/09	9,000	9,270
Lyondell Chemical
8.00% 9/15/14	30,000	31,350
8.25% 9/15/16	50,000	53,250
#Momentive Performance Materials 144A 9.75% 12/1/14	35,000	36,050
NewPage 10.00% 5/1/12	35,000	38,325
Norske Skog Canada 8.625% 6/15/11	50,000	51,625
#‡Port Townsend Paper 144A 11.00% 4/15/11	40,000	32,200
Potlatch 13.00% 12/1/09	50,000	57,517
#Sappi Papier Holding 144A 7.50% 6/15/32	30,000	28,533
‡Solutia 6.72% 10/15/37	45,000	43,200
Tembec Industries 8.625% 6/30/09	75,000	63,000
#Tube City IMS 144A 9.75% 2/1/15	30,000	30,900
Witco 6.875% 2/1/26	25,000	21,625
		777,070
Brokerage – 2.09%
E Trade Financial 8.00% 6/15/11	45,000	47,194
LaBranche
9.50% 5/15/09	30,000	31,650
11.00% 5/15/12	55,000	59,537
		138,381
Capital Goods – 6.60%
#Ahern Rentals 144A 9.25% 8/15/13	25,000	26,156
Armor Holdings 8.25% 8/15/13	35,000	36,750
Baldor Electric 8.625% 2/15/17	10,000	10,375
#Berry Plastics Holding 144A 8.875% 9/15/14	30,000	31,125
CPG International I 10.50% 7/1/13	25,000	26,188
#Esco 144A 8.625% 12/15/13	20,000	20,700
Graham Packaging 9.875% 10/15/14	70,000	72,449
Interface 10.375% 2/1/10	40,000	44,400
Intertape Polymer 8.50% 8/1/14	45,000	41,400
Mueller Group 10.00% 5/1/12	33,000	35,805
¶NTK Holdings 10.75% 3/1/14	25,000	18,500
#RBS Global & Rexnord 144A
9.50% 8/1/14	15,000	15,600
11.75% 8/1/16	25,000	26,563
Trimas 9.875% 6/15/12	30,000	30,225
		436,236
Consumer Cyclical – 7.41%
Accuride 8.50% 2/1/15	30,000	29,400
Carrols 9.00% 1/15/13	30,000	31,050
Denny’s 10.00% 10/1/12	30,000	32,063
Ford Motor 4.25% 12/15/36	25,000	28,500
Ford Motor Credit
7.375% 10/28/09	35,000	35,243
9.875% 8/10/11	30,000	32,150
General Motors 8.375% 7/15/33	75,000	70,969

GMAC
6.875% 9/15/11	30,000	30,476
8.00% 11/1/31	10,000	11,288
#Goodyear Tire & Rubber 144A 8.625% 12/1/11	20,000	21,150
Landry’s Restaurant 7.50% 12/15/14	25,000	24,750
#Michaels Stores 144A 11.375% 11/1/16	35,000	37,975
Neiman Marcus PIK 9.00% 10/15/15	25,000	27,500
NPC International 9.50% 5/1/14	35,000	36,225
O’Charleys 9.00% 11/1/13	20,000	21,100
#Vitro 144A
8.625% 2/1/12	10,000	10,150
9.125% 2/1/17	10,000	10,150
		490,139
Consumer Non-Cyclical – 5.40%
Constellation Brands 8.125% 1/15/12	45,000	47,025
#Cooper 144A 7.125% 2/15/15	20,000	20,300
Cott Beverages 8.00% 12/15/11	35,000	35,963
Ingles Markets 8.875% 12/1/11	40,000	41,950
National Beef Packing 10.50% 8/1/11	50,000	52,999
Pilgrim’s Pride
8.375% 5/1/17	45,000	44,550
9.625% 9/15/11	50,000	52,500
Swift 12.50% 1/1/10	35,000	36,663
True Temper Sports 8.375% 9/15/11	30,000	25,350
		357,300
Energy – 7.41%
Bluewater Finance 10.25% 2/15/12	20,000	21,050
Chesapeake Energy 6.625% 1/15/16	10,000	9,775
Compton Petroleum Finance 7.625% 12/1/13	50,000	48,000
El Paso Natural Gas 7.625% 8/1/10	25,000	26,125
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	20,000	20,900
El Paso Production 7.75% 6/1/13	25,000	26,000
#Hilcorp Energy I 144A
7.75% 11/1/15	10,000	9,925
9.00% 6/1/16	25,000	26,625
10.50% 9/1/10	25,000	26,906
Inergy Finance
6.875% 12/15/14	5,000	4,863
8.25% 3/1/16	10,000	10,375
Mariner Energy 7.50% 4/15/13	35,000	34,125
#OPTI Canada 144A 8.25% 12/15/14	25,000	26,250
PetroHawk Energy 9.125% 7/15/13	50,000	52,000
#Regency Energy Partners 144A 8.375% 12/15/13	55,000	55,412
•Secunda International 13.36% 9/1/12	30,000	31,350
#Stallion Oilfield Services 144A 9.75% 2/1/15	30,000	30,300
Whiting Petroleum 7.25% 5/1/13	30,000	29,925
		489,906
Media – 10.24%
µAdelphia Communications 8.125% 4/1/07	35,000	35,963
CCH I Holdings 13.50% 1/15/14	50,000	49,750
µCentury Communications 9.50% 4/1/07	60,000	75,750
Charter Communications Holdings 13.50% 1/15/11	90,000	89,999
#CMP Susquehanna 144A 9.875% 5/15/14	25,000	25,750
Dex Media West 9.875% 8/15/13	25,000	27,313
#Idearc 144A 8.00% 11/15/16	20,000	20,425
Insight Communications 12.25% 2/15/11	25,000	26,156
Insight Midwest 9.75% 10/1/09	35,000	35,700
Lodgenet Entertainment 9.50% 6/15/13	60,000	64,650
Mediacom Capital 9.50% 1/15/13	125,000	129,062
#Quebecor World 144A 9.75% 1/15/15	30,000	31,463
Vertis 10.875% 6/15/09	20,000	20,400
WMG Acquisition 7.375% 4/15/14	45,000	44,550
		676,931
Real Estate – 1.24%
American Real Estate Partners 8.125% 6/1/12	30,000	30,975
BF Saul REIT 7.50% 3/1/14	40,000	41,000
Rouse 7.20% 9/15/12	10,000	10,370
		82,345
Services Cyclical – 15.76%
Adesa 7.625% 6/15/12	50,000	51,749

American Airlines 7.377% 5/23/19	24,449	24,205
American Commercial Lines 9.50% 2/15/15	20,000	23,175
#Aramark 144A 8.50% 2/1/15	35,000	36,006
Boyd Gaming 8.75% 4/15/12	35,000	36,794
Brickman Group 11.75% 12/15/09	15,000	15,919
Corrections Corporation of America 7.50% 5/1/11	50,000	51,563
FTI Consulting 7.625% 6/15/13	55,000	56,580
Gaylord Entertainment 8.00% 11/15/13	30,000	30,900
Harrah’s Operating 6.50% 6/1/16	50,000	45,604
Hertz 8.875% 1/1/14	45,000	48,038
¶H-Lines Finance Holding 11.00% 4/1/13	55,000	51,288
Horizon Lines 9.00% 11/1/12	25,000	26,438
Kansas City Southern de Mexico 12.50% 6/15/12	25,000	27,125
Kansas City Southern Railway 9.50% 10/1/08	25,000	26,313
Majestic Star Casino 9.50% 10/15/10	35,000	36,750
Mandalay Resort Group
9.375% 2/15/10	45,000	48,206
9.50% 8/1/08	30,000	31,688
MGM MIRAGE 7.625% 1/15/17	20,000	20,225
#Mobile Services Group 144A 9.75% 8/1/14	25,000	26,438
OMI 7.625% 12/1/13	40,000	40,800
#Penhall International 144A 12.00% 8/1/14	25,000	27,438
#Pokagon Gaming Authority 144A 10.375% 6/15/14	40,000	44,100
#Rental Services 144A 9.50% 12/1/14	50,000	52,499
Seabulk International 9.50% 8/15/13	5,000	5,438
#Snoqualmie Entertainment Authority 144A 9.125% 2/1/15	10,000	10,175
Stena 9.625% 12/1/12	40,000	43,250
¶Town Sports International 11.00% 2/1/14	25,000	22,250
Wheeling Island Gaming 10.125% 12/15/09	65,000	66,380
#Wimar Opco 144A 9.625% 12/15/14	15,000	14,981
		1,042,315
Services Non-Cyclical – 7.81%
#Aleris International 144A 10.00% 12/15/16	50,000	52,000
Casella Waste Systems 9.75% 2/1/13	70,000	73,850
CRC Health 10.75% 2/1/16	40,000	43,900
Geo Sub 11.00% 5/15/12	35,000	33,863
HCA 6.50% 2/15/16	80,000	67,800
#HealthSouth 144A 10.75% 6/15/16	75,000	82,781
US Oncology 10.75% 8/15/14	55,000	61,325
¶Vanguard Health Holdings 11.25% 10/1/15	80,000	64,600
WCA Waste 9.25% 6/15/14	35,000	36,575
		516,694
Technology & Electronics – 4.07%
#Freescale Semiconductor 144A 10.125% 12/15/16	90,000	90,000
MagnaChip Semiconductor 8.00% 12/15/14	85,000	53,550
#Open Solutions 144A 9.75% 2/1/15	30,000	30,750
Solectron Global Finance 8.00% 3/15/16	25,000	25,125
Sungard Data Systems 10.25% 8/15/15	45,000	48,600
#UGS Capital II PIK 144A 10.348% 6/1/11	20,756	21,223
		269,248
Telecommunications – 9.82%
‡Allegiance Telecom 11.75% 2/15/08	10,000	4,550
American Tower 7.125% 10/15/12	90,000	93,487
American Towers 7.25% 12/1/11	15,000	15,581
#Broadview Networks Holding 144A 11.375% 9/1/12	30,000	31,500
Cincinnati Bell 8.375% 1/15/14	15,000	15,450
#Cricket Communications 144A 9.375% 11/1/14	40,000	42,200
Hughes Network Systems 9.50% 4/15/14	80,000	85,000
¶Inmarsat Finance 10.375% 11/15/12	70,000	65,275
Level 3 Communications 11.50% 3/1/10	35,000	37,888
#MetroPCS Wireless 144A 9.25% 11/1/14	20,000	20,900
Qwest
7.50% 10/1/14	50,000	53,313
•8.61% 6/15/13	25,000	27,375
Rural Cellular
9.875% 2/1/10	35,000	37,275
•11.121% 11/1/12	20,000	21,000

Triton PCS
8.50% 6/1/13	25,000	25,625
9.375% 2/1/11	45,000	46,575
•US LEC 13.87% 10/1/09	25,000	26,594
		649,588
Utilities – 3.20%
Avista 9.75% 6/1/08	5,000	5,256
‡#Calpine 144A 8.496% 7/15/07	24,438	26,515
Elwood Energy 8.159% 7/5/26	82,598	87,546
Midwest Generation
8.30% 7/2/09	8,428	8,660
8.75% 5/1/34	25,000	27,125
Mirant Americas Generation 8.30% 5/1/11	10,000	10,250
Orion Power Holdings 12.00% 5/1/10	40,000	46,100
		211,452
Total Corporate Bonds (cost $5,975,873)		6,137,605

Convertible Bonds – 0.00%
Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	20,000	0
Total Convertible Bonds (cost $0)		0

«Senior Secured Loans – 0.84%
Ford Motor 8.36% 11/29/13	35,000	35,525
Talecris Biotherapeutics 11.82% 12/6/14	20,000	20,125
Total Senior Secured Loans (cost $55,000)		55,650

	Number of
	Shares
Common Stock – 0.95%
@=p†#Avado Brands	121	0
†Charter Communications Class A	1,300	4,550
†Foster Wheeler	274	14,651
†Mirant	813	27,788
†Petrojarl ADR	195	2,273
†Petroleum Geo-Services ADR	585	13,800
Total Common Stock (cost $39,490)		63,062

Warrants – 0.00%
†#Solutia 144A, exercise price $7.59, expiration date 7/15/09	55	0
Total Warrants (cost $4,679)		0

	Principal
	Amount (U.S.$)
Repurchase Agreements – 4.93%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $161,723, collateralized by $50,400 U.S. Treasury Notes 3.50% due 8/15/09, market value $49,509 and $109,700 U.S. Treasury Notes 6.00% due 8/15/09, market value $115,510)	$161,700	161,700

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $46,907, collateralized by $41,800 U.S. Treasury Bills due 5/24/07, market value $41,143 and $6,900 U.S. Treasury Bills due 7/12/07, market value $6,751)	46,900	46,900

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $117,417, collateralized by $122,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $119,892)	117,400	117,400
Total Repurchase Agreements (cost $326,000)		326,000

Total Value of Securities – 99.52% (cost $6,401,042)		6,582,317
Receivables and Other Assets Net of Liabilities (See Notes) – 0.48%		31,554
Net Assets Applicable to 842,366 Shares Outstanding – 100.00%		$6,613,871

†Non-income producing security for the period ended January 31, 2007.

‡Non-income producing security. Security is currently in default.

•Variable rate security. The rate shown is the rate as of January 31, 2007.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  At January 31, 2007, the aggregate amount of Rule 144A securities equaled $1,302,764, which represented 19.70% of the Portfolio’s net assets.  See Note 3 in “Notes.”

¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

µSecurity is currently in default.  The issue has missed the maturity date.  Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

pRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended.  This security has certain restrictions on resale which may limit its liquidity.  At January 31, 2007, the aggregate amount of the restricted security equaled $0.00 or 0.00% of the Portfolio’s net assets.  See Note 3 in “Notes.”

=Security is being fair valued in accordance with the Portfolio’s fair valuation policy.  At January 31, 2007, the aggregate amount of fair valued securities equaled $0.00, which represented 0.00% of the Portfolio’s net assets. See Note 1 in “Notes.”

@Illiquid security. At January 31, 2007, the aggregate amount of illiquid securities equaled $0.00, which represented 0.00% of the Portfolio’s net assets. See Note 3 in “Notes.”

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:

ADR – American Depositary Receipts

PIK – Pay-in-kind

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The High-Yield Bond Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements -The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,420,734
Aggregate unrealized appreciation	$244,205
Aggregate unrealized depreciation	(82,622)
Net unrealized depreciation	$161,583

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $4,123,496 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,292,184 expires in 2007, $1,887,452 expires in 2008, $612,814 expires in 2009 and $331,046 expires in 2010.

3. Credit and Market Risk

The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Rule 144A and Illiquid securities have been identified on the Schedule of Investments.

4.  Investment Management Personnel

Delaware Investment Advisers (“DIA”) has announced that is has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team.  This team is also part of Delaware Management Company (“DMC”), the investment manager to the Portfolio.  Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients.  It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Intermediate Fixed Income Portfolio

January 31, 2007

	Principal
	Amount	Value
	(U.S.$)	(U.S.$)
Agency Asset-Backed Securities– 0.26%
Fannie Mae Grantor Trust Series 2003-T4 2A5 4.907% 9/26/33	$26,822	$26,750
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	41,165	41,009
•Series 2002-W11 AV1 5.66% 11/25/32	5,946	5,946
Total Agency Asset-Backed Securities (cost $73,611)		73,705

Agency Collateralized Mortgage Obligations– 5.30%
Fannie Mae
Series 2003-122 AJ 4.50% 2/25/28	29,089	28,338
Series 2005-110 MB 5.50% 9/25/35	90,000	90,209
•Series 2006-M2 A2F 5.259% 5/25/20	160,000	156,609
Fannie Mae Grantor Trust
Series 2001-T8 A2 9.50% 7/25/41	25,925	27,808
Series 2002-T19 A1 6.50% 7/25/42	85,317	86,767
Fannie Mae Whole Loan
Series 2003-W10 1A4 4.505% 6/25/43	25,000	24,132
Series 2003-W15 2A7 5.55% 8/25/43	35,000	34,962
Series 2004-W9 2A1 6.50% 2/25/44	51,197	52,171
◆FHLMC Structured Pass Through Securities
Series T-58 2A 6.50% 9/25/43	46,874	47,687
•Series T-60 1A4C 5.395% 3/25/44	15,000	14,905
Freddie Mac
Series 1490 CA 6.50% 4/15/08	24,649	24,591
Series 2326 ZQ 6.50% 6/15/31	96,162	99,545
Series 2480 EH 6.00% 11/15/31	647	646
Series 2552 KB 4.25% 6/15/27	39,832	39,458
Series 2662 MA 4.50% 10/15/31	53,812	52,691
Series 2890 PC 5.00% 7/15/30	95,000	92,870
Series 2915 KP 5.00% 11/15/29	50,000	48,946
Series 3005 ED 5.00% 7/15/25	85,000	79,928
Series 3063 PC 5.00% 2/15/29	85,000	83,734
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	152,435	148,974
•Freddie Mac Strip Series 19 F 5.796% 6/1/28	25,790	25,677
GNMA
Series 2002-28 B 5.779% 7/16/24	35,000	35,317
Series 2002-61 BA 4.648% 3/16/26	102,506	100,968
Series 2003-5 B 4.486% 10/16/25	25,000	24,375
Series 2003-78 B 5.11% 10/16/27	40,000	39,435
•Vendee Mortgage Trust Series 2000-1 1A 6.821% 1/15/30	38,896	39,975
Total Agency Collateralized Mortgage Obligations (cost $1,513,539)		1,500,718

Agency Mortgage-Backed Securities– 5.54%
Fannie Mae
5.50% 5/15/09	22,636	22,580
6.50% 8/1/17	31,026	31,673
6.52% 1/1/08	2,453	2,453
8.50% 9/20/10	4,901	5,079
9.00% 4/1/09	5,498	5,578
•Fannie Mae ARM
3.77% 8/1/34	68,573	68,994
5.065% 8/1/35	68,106	66,961
6.284% 12/1/33	57,427	58,146
Fannie Mae FHAVA
9.00% 6/1/09	20,406	20,915
11.00% 12/1/15	4,303	4,679
Fannie Mae Relocation 30 yr
5.00% 11/1/33	69,364	67,194
5.00% 1/1/34	46,647	45,187
5.00% 1/1/34	5,764	5,580

Fannie Mae S.F. 15 yr
4.00% 5/1/19	15,318	14,339
8.00% 10/1/14	12,430	12,599
8.50% 2/1/10	9,463	9,757
Fannie Mae S.F. 30 yr
6.00% 10/1/33	6,011	6,048
7.50% 12/1/10	5,106	5,157
7.50% 12/1/32	8,199	8,514
8.50% 5/1/11	3,221	3,295
8.50% 8/1/12	3,558	3,649
9.50% 4/1/18	1,848	2,017
Fannie Mae S.F. 30 yr TBA
6.00% 2/15/37	130,000	130,488
6.50% 2/1/37	335,000	340,653
7.00% 2/15/37	80,000	81,975
•Freddie Mac ARM
5.015% 4/1/34	28,709	29,120
5.821% 4/1/33	27,623	28,095
Freddie Mac Balloon 5 yr
4.00% 6/1/08	14,577	14,394
4.00% 1/1/09	7,260	7,146
Freddie Mac Balloon 7 yr 3.00% 8/1/10	285,676	269,527
Freddie Mac Relocation 15 yr
3.50% 9/1/18	45,767	42,273
3.50% 10/1/18	5,938	5,485
Freddie Mac Relocation 30 yr 5.00% 9/1/33	66,433	64,583
Freddie Mac S.F. 15 yr
4.00% 11/1/13	13,330	12,859
4.00% 3/1/14	14,011	13,492
8.50% 10/1/15	5,254	5,525
Freddie Mac S.F. 30 yr
6.50% 10/1/32	7,650	7,824
7.00% 11/1/33	15,500	15,987
8.00% 9/1/07	511	513
8.25% 10/1/07	838	842
9.25% 9/1/08	2,159	2,208
GNMA I S.F. 15 yr
6.00% 1/15/09	4,281	4,309
7.50% 4/15/13	11,014	11,102
8.50% 8/15/10	2,491	2,512
GNMA I S.F. 30 yr 7.50% 2/15/32	5,869	6,126
Total Agency Mortgage-Backed Securities (cost $1,577,478)		1,567,432

Agency Obligations– 1.85%
Freddie Mac
4.125% 7/12/10	365,000	354,462
5.00% 1/16/09	170,000	169,655
Total Agency Obligations (cost $517,204)		524,117

Commercial Mortgage-Backed Securities– 7.57%
Bank of America Commercial Mortgage Securities
Series 2004-5 A3 4.561% 11/10/41	20,000	19,298
Series 2005-1 A3 4.877% 11/10/42	30,000	29,546
•Series 2006-3 A4 5.889% 7/10/44	115,000	117,856
Series 2006-4 A4 5.634% 7/10/46	55,000	55,409
#Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16	50,000	49,631
◆Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	28,471	29,304
Series 2006-C7 A2 5.69% 6/10/46	35,000	35,333
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	125,000	130,626
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.555% 2/15/39	20,000	20,073
Deutsche Mortgage and Asset Receiving Series 1998-C1 A2 6.538% 6/15/31	77,406	77,806
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31	130,000	131,228
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35	43,882	44,235
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	130,000	134,776
•Series 2005-C4 A2 5.305% 11/10/45	25,000	24,905
General Motors Acceptance Corporation Commercial Mortgage Securities
Series 1998-C2 A2 6.42% 5/15/35	14,345	14,481

Goldman Sachs Mortgage Securities II
Series 2006-GG8 A4 5.56% 11/10/39	60,000	60,159
•#Series 2006-RR3 A1S 144A 5.659% 7/18/56	100,000	100,426
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	55,000	54,917
Series 2002-C2 A2 5.05% 12/12/34	145,000	142,194
Series 2003-C1 A2 4.985% 1/12/37	156,000	152,409
•#Series 2006-RR1A A1 144A 5.455% 10/18/52	40,000	39,731
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	145,000	151,544
Series 2003-C8 A2 4.207% 11/15/27	120,000	117,096
•Merrill Lynch Mortgage Trust Series 2006-C1 ASB 5.66% 5/12/39	70,000	70,952
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	125,000	124,542
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	40,981	39,563
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	45,000	43,622
Series 2006-1 B 5.588% 2/15/36	25,000	24,995
Series 2006-1 C 5.707% 2/15/36	25,000	24,995
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	80,000	80,123
Total Commercial Mortgage-Backed Securities (cost $2,171,878)		2,141,775

Corporate Bonds– 31.73%
Banking – 4.45%
Credit Suisse First Boston USA 4.625% 1/15/08	70,000	69,515
•#KBC Bank Funding Trust III 144A 9.86% 11/29/49	125,000	138,355
Marshall & Ilsley 3.95% 8/14/09	140,000	135,696
National City 3.125% 4/30/09	175,000	167,406
Popular North America 4.25% 4/1/08	160,000	157,421
•RBS Capital Trust I 4.709% 12/29/49	195,000	184,549
•#Resona Preferred Global Securities 144A 7.191% 12/29/49	150,000	157,122
•UBS Preferred Funding Trust V 6.243% 5/29/49	80,000	82,288
US Bank 6.375% 8/1/11	55,000	57,179
•Wachovia Capital Trust III 5.80% 8/29/49	110,000	110,859
		1,260,390
Basic Industry – 1.08%
Alcoa 5.55% 2/1/17	95,000	94,601
Barrick Gold Finance 7.50% 5/1/07	30,000	30,145
Lubrizol 4.625% 10/1/09	55,000	53,811
Vale Overseas 6.25% 1/23/17	80,000	80,350
Weyerhaeuser 5.95% 11/1/08	45,000	45,324
		304,231
Brokerage – 1.77%
•Ameriprise Financial 7.518% 6/1/66	90,000	98,432
AMVESCAP 4.50% 12/15/09	90,000	87,566
Merrill Lynch 6.05% 5/16/16	100,000	102,863
Morgan Stanley 5.30% 3/1/13	140,000	139,586
Nuveen Investments 5.00% 9/15/10	75,000	73,591
		502,038
Capital Goods – 0.85%
General Electric 5.00% 2/1/13	150,000	147,751
United Technologies 4.875% 5/1/15	95,000	91,390
		239,141
Communications – 4.82%
AT&T 7.30% 11/15/11	65,000	70,323
BellSouth 4.20% 9/15/09	65,000	63,191
British Telecommunications 8.625% 12/15/10	110,000	122,637
Comcast 5.85% 11/15/15	110,000	110,521
Cox Communications 4.625% 1/15/10	65,000	63,571
News America Holdings 7.375% 10/17/08	45,000	46,301
SBC Communications 5.10% 9/15/14	65,000	62,969
Sprint Capital 7.625% 1/30/11	50,000	53,438
Telecom Italia Capital
4.00% 1/15/10	95,000	90,951
•5.97% 7/18/11	80,000	80,176
Telefonica Emisones
•5.665% 6/19/09	75,000	75,155
5.984% 6/20/11	75,000	76,264
Telefonos de Mexico 4.50% 11/19/08	130,000	128,175
Thomson 5.75% 2/1/08	125,000	125,255
Time Warner 5.50% 11/15/11	65,000	64,908
Time Warner Entertainment 8.375% 3/15/23	35,000	41,218

Viacom
•5.711% 6/16/09	55,000	55,223
5.75% 4/30/11	35,000	35,071
		1,365,347
Consumer Cyclical – 2.24%
•DaimlerChrysler Holdings 5.82% 8/3/09	200,000	200,596
Fortune Brands 5.125% 1/15/11	70,000	68,606
Home Depot
3.75% 9/15/09	50,000	48,113
5.40% 3/1/16	35,000	33,866
May Department Stores 3.95% 7/15/07	80,000	79,341
#Nissan Motor Acceptance 144A 5.625% 3/14/11	150,000	149,550
Penney (J.C.) 8.00% 3/1/10	35,000	37,340
Procter & Gamble 6.875% 9/15/09	15,000	15,625
		633,037
Consumer Non-Cyclical – 1.76%
AmerisourceBergen 5.875% 9/15/15	35,000	33,894
Baxter International 5.196% 2/16/08	10,000	9,962
Fred Meyer 7.45% 3/1/08	45,000	45,844
Hershey 5.45% 9/1/16	125,000	124,579
Kraft Foods 4.125% 11/12/09	100,000	96,904
Kroger 6.375% 3/1/08	45,000	45,227
Medco Health Solutions 7.25% 8/15/13	25,000	26,590
UST 6.625% 7/15/12	15,000	15,730
Wyeth 5.50% 2/1/14	100,000	99,970
		498,700
Electric – 2.88%
Ameren 4.263% 5/15/07	80,000	79,673
America Electric Power 4.709% 8/16/07	110,000	109,505
Dominion Resources 5.687% 5/15/08	50,000	50,093
FPL Group Capital 5.625% 9/1/11	55,000	55,508
Pacific Gas & Electric 4.20% 3/1/11	115,000	110,040
Potomac Electric Power 6.25% 10/15/07	80,000	80,312
#Power Contract Financing 144A 6.256% 2/1/10	33,256	33,405
•Progress Energy 5.81% 1/15/10	55,000	55,244
PSEG Funding Trust I 5.381% 11/16/07	60,000	59,849
TXU Energy 6.125% 3/15/08	180,000	180,887
		814,516
Energy – 1.03%
Apache 5.625% 1/15/17	50,000	50,113
#Canadian Oil Sands 144A 4.80% 8/10/09	10,000	9,794
Halliburton 5.50% 10/15/10	45,000	45,003
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	90,000	89,647
Talisman Energy 7.125% 6/1/07	95,000	95,462
		290,019
Financials – 3.36%
American General Finance
4.625% 5/15/09	115,000	112,969
4.875% 7/15/12	80,000	77,727
Capital One Bank 5.00% 6/15/09	110,000	109,222
•#Mizuho JGB Investment Preferred 144A 9.87% 12/29/49	105,000	110,806
Residential Capital
•5.85% 6/9/08	55,000	54,923
6.00% 2/22/11	70,000	69,688
6.125% 11/21/08	65,000	65,243
6.375% 6/30/10	36,000	36,328
6.50% 4/17/13	80,000	80,845
•6.675% 11/21/08	35,000	35,444
6.875% 6/30/15	135,000	138,710
•#Xstrata Finance 144A 5.724% 11/13/09	60,000	60,070
		951,975
Insurance – 3.71%
#Farmers Insurance Exchange 144A 6.00% 8/1/14	125,000	123,007
•#Great West Life & Annuity Insurance 144A 7.153% 5/16/46	20,000	21,198
Marsh & McLennan 5.15% 9/15/10	45,000	44,408
MetLife 5.00% 6/15/15	120,000	115,761
#Nippon Life Insurance 144A 4.875% 8/9/10	55,000	53,671
PMI Group 5.568% 11/15/08	70,000	69,822
Reliastar Financial 6.50% 11/15/08	155,000	157,462
Safeco Capital Trust I 8.072% 7/15/37	65,000	67,943
St. Paul Travelers 5.01% 8/16/07	55,000	54,827
◆•#Twin Reefs Pass Through Trust 144A 6.32% 12/31/49	200,000	200,703

WellPoint
4.25% 12/15/09	25,000	24,249
5.00% 1/15/11	70,000	69,100
Willis North America 5.125% 7/15/10	50,000	48,626
		1,050,777
Natural Gas – 1.33%
Oneok 5.51% 2/16/08	70,000	69,934
Sempra Energy 4.621% 5/17/07	25,000	24,935
Southern Union 6.15% 8/16/08	110,000	110,627
Valero Logistics Operations 6.05% 3/15/13	170,000	171,301
		376,797
Real Estate – 0.73%
Developers Diversified Realty 4.625% 8/1/10	90,000	87,488
HRPT Properties Trust 5.75% 2/15/14	35,000	34,912
Simon Property Group 5.375% 8/28/08	85,000	84,898
		207,298
Technology – 0.71%
Dell 6.55% 4/15/08	65,000	65,560
Motorola 4.608% 11/16/07	135,000	134,102
		199,662
Transportation – 1.01%
Continental Airlines 6.503% 6/15/11	150,000	154,312
#Erac USA Finance 144A 7.35% 6/15/08	130,000	132,716
		287,028
Total Corporate Bonds (cost $9,001,858)		8,980,956

Municipal Bonds– 0.45%
Colorado Department of Transportation Revenue Series B 5.00% 12/15/12 (FGIC)	120,000	127,608
Total Municipal Bonds (cost $129,194)		127,608

Non-Agency Asset-Backed Securities– 11.80%
AmeriCredit Automobile Receivables Trust Series 2005-CF A4 4.63% 6/6/12	85,000	84,062
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13	134,974	133,219
Series 2003-3 1A4 3.303% 11/25/29	63,944	63,049
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	100,000	99,721
CIT Equipment Collateral Series 2006-VT2 A3 5.07% 2/20/10	100,000	99,555
CitiFinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33	180,000	176,202
Countrywide Asset-Backed Certificates
•Series 2006-3 2A2 5.50% 6/25/36	215,000	215,342
Series 2006-9 1AF3 5.859% 10/25/46	105,000	105,761
•Series 2006-11 1AF3 6.05% 9/25/46	175,000	176,297
Series 2006-13 1AF3 5.944% 1/25/37	130,000	130,504
•Series 2006-15 A3 5.689% 10/25/46	45,000	45,003
Series 2006-S2 A2 5.627% 7/25/27	40,000	39,906
Series 2006-S3 A2 6.085% 6/25/21	80,000	80,552
Series 2006-S5 A3 5.762% 6/25/35	75,000	74,911
•Series 2006-S6 A2 5.519% 3/25/34	85,000	84,589
•Series 2006-S7 A3 5.712% 11/25/35	160,000	159,158
•Series 2006-S9 A3 5.728% 8/25/36	75,000	74,469
Credit-Based Asset Servicing and Securitization
#Series 2006-SL1 A2 144A 5.556% 9/25/36	175,000	174,553
Series 2007-CB1 AF2 5.721% 1/25/37	100,000	99,953
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	101,305
•General Motors Acceptance Corporation Mortgage Loan Trust Series 2006-HE3 A2
5.75% 10/25/36	70,000	69,955
Honda Automobile Receivables Owners Trust Series 2004-1 A4 3.06% 10/21/09	10,000	9,874
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	25,614	25,134
•Merrill Lynch Mortgage Investors
Series 2005-NCB A1A 5.451% 7/25/36	10,085	10,042
Series 2006-AR1 A2C 5.48% 3/25/37	80,000	80,026
Mid-State Trust
Series 11 A1 4.864% 7/15/38	34,415	32,937
Series 2004-1 A 6.005% 8/15/37	6,756	6,813
#Series 2006-1 A 144A 5.787% 10/15/40	38,407	38,147
•Option One Mortgage Loan Trust Series 2005-4 A3 5.58% 11/25/35	150,000	150,375
Peco Energy Transition Trust Series 1999-A A6 6.05% 3/1/09	9,610	9,614
Renaissance Home Equity Loan Trust Series 2005-1 AF2 4.263% 5/25/35	32,432	32,288
•Residential Asset Securities Series 2006-KS3 AI3 5.49% 4/25/36	180,000	180,274
Residential Funding Mortgage Securities II
Series 2003-HS2 AI3 3.17% 3/25/18	53,753	52,753
Series 2005-HI3 A2 5.09% 9/25/35	95,000	94,207

#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	25,217	24,964
Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	45,651	40,906
Series 2004-16XS A2 4.91% 8/25/34	23,819	23,705
Series 2005-2XS 1A2A 4.51% 2/25/35	30,000	29,445
Series 2005-NC1 A2 3.92% 2/25/35	21,772	21,676
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	125,000	124,783
UPFC Auto Receivables Trust Series 2006-B A3 5.01% 8/15/12	65,000	64,597
Total Non-Agency Asset-Backed Securities (cost $3,344,314)		3,340,626

Non-Agency Collateralized Mortgage Obligations– 18.14%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	50,000	48,378
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	54,803	54,735
Series 2004-2 1A1 6.00% 3/25/34	73,058	72,967
Series 2004-10 1CB1 6.00% 11/25/34	13,557	13,582
Series 2005-9 5A1 5.50% 10/25/20	63,308	62,714
•Bank of America Funding Series 2006-F 1A2 5.171% 7/20/36	107,262	106,168
Bank of America Mortgage Securities
•Series 2003-D 1A2 6.114% 5/25/33	1,619	1,631
Series 2005-9 2A1 4.75% 10/25/20	65,293	63,780
•Bear Stearns Alternative A Trust
Series 2006-3 33A1 6.184% 5/25/36	52,946	53,497
Series 2006-3 34A1 6.185% 5/25/36	49,830	50,355
Series 2006-4 23A5 6.239% 8/25/36	83,172	84,044
Countrywide Alternative Loan Trust
Series 2003-20CB 1A2 5.50% 10/25/33	121,022	119,677
Series 2004-28CB 6A1 6.00% 1/25/35	77,785	77,639
•Series 2004-J7 1A2 4.673% 8/25/34	27,396	27,078
Series 2005-1CB 2A2 5.50% 3/25/35	145,976	144,691
•Series 2005-63 3A1 5.896% 11/25/35	74,199	74,129
Series 2005-85CB 2A2 5.50% 2/25/36	21,390	21,341
Series 2006-2CB A3 5.50% 3/25/36	55,248	55,270
◆Countrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.076% 5/25/33	18,166	17,922
•Series 2004-12 1M 4.563% 8/25/34	82,936	82,142
Series 2005-23 A1 5.50% 11/25/35	57,259	55,863
Series 2005-29 A1 5.75% 12/25/35	166,277	163,901
Series 2006-1 A2 6.00% 3/25/36	60,765	60,480
Series 2006-1 A3 6.00% 3/25/36	34,723	34,375
•Series 2006-HYB3 3A1A 6.106% 5/20/36	81,123	81,613
•Series 2006-HYB4 1A2 5.695% 6/20/36	68,503	68,689
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	20,273	20,615
Series 2004-1 3A1 7.00% 2/25/34	15,428	15,688
Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	125,000	121,236
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	10,809	11,450
•Series 2004-AR5 4A1 5.682% 10/25/34	43,926	43,710
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.191% 5/25/35	109,198	107,121
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	31,460	32,864
Series 2005-RP1 1A3 8.00% 1/25/35	26,736	28,178
Series 2005-RP1 1A4 8.50% 1/25/35	13,561	14,423
Series 2006-RR1 1A3 8.00% 1/25/36	34,474	36,305
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	31,619	31,637
Series 2006-1F 5A2 6.00% 2/25/36	48,767	48,280
•Indymac Index Mortgage Loan Trust Series 2006-AR2 1A1A 5.54% 4/25/46	34,041	34,066
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.776% 2/25/35	90,186	86,902
Series 2005-A4 1A1 5.405% 7/25/35	107,368	105,872
Series 2005-A6 1A2 5.151% 9/25/35	95,000	94,719
Series 2006-A2 3A3 5.682% 4/25/36	100,000	99,288
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	63,996	63,842
Series 2006-1 3A3 5.50% 2/25/36	80,000	79,943
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 5.874% 12/25/33	40,083	40,542
Series 2005-1 B1 5.436% 3/25/35	89,256	88,177
Series 2005-6 7A1 5.375% 6/25/35	67,937	66,989

MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	36,257	35,906
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	52,383	55,082
Nomura Asset Acceptance
Series 2005-WF1 2A2 4.786% 3/25/35	105,000	103,192
•Series 2006-AF1 1A2 6.159% 5/25/36	95,000	95,783
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	25,105	25,468
Series 2004-SL4 A3 6.50% 7/25/32	40,239	40,791
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.06% 9/25/36	95,168	95,735
•Structured Adjustable Rate Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	48,618	48,130
Series 2005-22 4A2 5.379% 12/25/35	23,264	22,878
Series 2005-3XS A2 5.57% 1/25/35	17,611	17,622
Series 2006-5 5A4 5.575% 6/25/36	38,029	37,523
Structured Asset Securities
•Series 2002-22H 1A 6.958% 11/25/32	8,354	8,471
Series 2004-12H 1A 6.00% 5/25/34	27,280	27,238
•Washington Mutual
Series 2004-AR4 A2 2.98% 6/25/34	61,540	61,356
Series 2006-AR7 1A 5.863% 7/25/46	36,655	36,725
Series 2006-AR10 1A1 5.967% 9/25/36	96,834	97,341
Series 2006-AR14 1A4 5.664% 11/25/36	93,025	92,871
◆Washington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-6 3CB 5.50% 8/25/35	40,914	39,981
Series 2005-9 3CB 5.50% 10/25/20	48,272	47,996
Series 2006-5 2CB3 6.00% 7/25/36	93,246	94,144
•Series 2006-AR5 3A 5.823% 7/25/46	66,810	67,050
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 4.381% 9/25/34	40,821	40,866
Series 2005-17 1A1 5.50% 1/25/36	23,626	23,050
Series 2006-2 3A1 5.75% 3/25/36	57,244	56,421
•Series 2006-AR4 1A1 5.865% 4/25/36	106,237	106,080
•Series 2006-AR4 2A1 5.784% 4/25/36	157,002	156,523
•Series 2006-AR5 2A1 5.536% 4/25/36	40,105	39,961
•Series 2006-AR6 7A1 5.11% 3/25/36	163,490	159,822
•Series 2006-AR10 5A1 5.604% 7/25/36	91,204	91,011
•Series 2006-AR11 A7 5.534% 8/25/36	100,193	99,353
•Series 2006-AR12 1A2 6.046% 9/25/36	85,420	85,776
•Series 2006-AR14 2A4 6.119% 10/25/36	98,560	99,148
•Series 2006-AR19 A1 5.686% 12/25/36	56,632	56,162
Total Non-Agency Collateralized Mortgage Obligations (cost $5,139,998)		5,133,964

U.S. Treasury Obligations– 14.03%
U.S. Treasury Inflation Index Bonds
2.00% 1/15/26	177,674	166,673
2.375% 1/15/27	29,977	29,831
U.S. Treasury Inflation Index Notes
¥2.00% 1/15/14	403,504	392,833
2.50% 7/15/16	573,743	579,279
3.00% 7/15/12	414,681	427,769
3.625% 1/15/08	43,656	44,092
U.S. Treasury Notes
4.625% 10/31/11	220,000	218,187
4.625% 12/31/11	665,000	659,338
4.625% 11/15/16	780,000	768,179
4.875% 8/15/16	440,000	441,444
^U.S. Treasury Strip 4.621% 11/15/13	335,000	242,769
Total U.S. Treasury Obligations (cost $3,985,797)		3,970,394

	Number of
	Shares
Preferred Stock– 0.20%
Freddie Mac 5.57%	2,200	55,000
Total Preferred Stock (cost $55,000)		55,000

	Principal
	Amount
Repurchase Agreements– 4.95%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $695,501, collateralized by $216,600 U.S. Treasury Notes 3.50% due 8/15/09, market value $212,920 and $471,700 U.S. Treasury Notes 6.00% due 8/15/09, market value $496,764)	$695,400	695,400

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $201,929, collateralized by $179,700 U.S. Treasury Bills due 5/24/07, market value $176,942 and $29,700 U.S. Treasury Bills due 7/12/07, market value $29,031)	201,900	201,900

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $504,773, collateralized by $524,700 U.S. Treasury Notes 3.50% due 8/15/09, market value $515,610)	504,700	504,700
Total Repurchase Agreements (cost $1,402,000)		1,402,000

Total Value of Securities – 101.82% (cost $28,911,871)		28,818,295
Liabilities Net of Receivables and Other Assets (See Notes) – (1.82%)		(513,860)
Net Assets Applicable to 2,865,226 Shares Outstanding – 100.00%		$28,304,435

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $2,418,434, which represented 8.54% of the Portfolio’s net assets. See Note 5 in “Notes.”

•Variable rate security. The rate shown is the rate as of January 31, 2007.

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

¥Fully or partially pledged as collateral for financial futures contracts.

◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Summary of Abbreviations:

ARM – Adjustable Rate Mortgage

FGIC – Insured by the Financial Guaranty Insurance Company

FHAVA – Federal Housing Administration & Veterans Administration

FHLMC – Federal Home Loan Mortgage Corporation

GNMA – Government National Mortgage Association

TBA – To be announced

S.F. – Single Family

yr – Year

The following futures contracts and swap contracts were outstanding at January 31, 2007:

Futures Contracts(1)

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
(4) U.S. Treasury 2 year Notes	$(818,728)	$(814,375)	3/31/07	$4,353
18 U.S. Treasury 5 year Notes	1,907,537	1,881,563	3/31/07	(25,974)
6 U.S. Treasury 10 year Notes	652,354	640,500	3/31/07	(11,854)
				$(33,475)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Swap Contracts(2)

			Unrealized
Notional Amount	Expiration Date	Description	Appreciation
$870,000	2/1/07	Agreement with State Street to receive the notional amount multiplied by the return on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 6 month BBA LIBOR adjusted by a spread of plus 0.05%.	$4,461

Because there is no organized market for these swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

(1)See Note 3 in “Notes.”

(2)See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Intermediate Fixed Income Portfolio (the “Portfolio”).

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly. The Portfolio declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$28,950,786
Aggregate unrealized appreciation	85,895
Aggregate unrealized depreciation	(218,386)
Net unrealized depreciation	$(132,491)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $450,659 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $133,807 expires in 2008, $26,277 expires in 2010, $112,676 expires in 2013 and $177,899 expires in 2014.

3. Futures Contracts

The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Schedule of Investments.

4. Swap Contracts

The Portfolio may enter into total return swap contracts in accordance with its investment objectives. A swap is a contract to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

5. Credit and Market Risk

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMO’s are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

6. Investment Management Personnel

Delaware Investment Advisers (“DIA”) has announced that is has entered into discussions with Logan Circle Partners about a possible transaction involving certain members of the taxable fixed income team. This team is also part of Delaware Management Company (“DMC”), the investment manager to the Portfolio. Regardless of whether this transaction is consummated, DIA and DMC anticipate that they will continue to have substantial fixed income teams in place to support their commitment to managing fixed income strategies.

Although the precise scope of the expected transaction is still under consideration, the desire of the involved parties is to structure this transaction in a manner that minimizes any potential disruption to clients. It is anticipated that there would be an appropriate transition period which would allow for continued and consistent management of the fixed income products.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The International Equity Portfolio

January 31, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock– 97.76%Δ
Australia – 10.39%
*Amcor	3,954,515	$22,458,247
*Coles Group	2,186,743	24,234,757
*Foster’s Group	9,341,002	49,300,335
*National Australia Bank	1,896,981	59,715,794
Telstra	10,854,866	35,881,653
Telstra – Installment Receipt	7,478,178	16,248,487
*Wesfarmers	681,680	20,249,976
		228,089,249
Belgium – 2.13%
*Fortis	1,112,628	46,871,826
		46,871,826
Finland – 1.64%
*UPM-Kymmene	1,403,956	36,001,054
		36,001,054
France – 13.94%
*Carrefour	568,088	32,810,007
Compagnie de Saint-Gobain	482,522	45,743,069
France Telecom	1,470,145	40,869,419
Renault	535,507	66,542,405
*Societe Generale	330,367	58,645,153
†Suez Strip	172,462	2,249
*Total	906,237	61,598,253
		306,210,555
Germany – 6.08%
*Bayer	1,063,153	62,988,076
*Deutsche Telekom	403,364	7,114,893
*RWE	605,134	63,491,922
		133,594,891
Hong Kong – 2.41%
Hong Kong Electric Holdings	5,823,400	28,843,591
Wharf Holdings	6,497,013	24,022,967
		52,866,558
Italy – 5.55%
*Intesa Sanpaolo	10,125,624	76,545,503
UniCredito Italiano	4,888,361	45,409,974
		121,955,477
Japan – 13.74%
Astellas Pharma	221,700	9,460,926
Canon	1,143,800	60,364,030
*Hitachi	1,430,000	9,621,921
Kao	1,188,300	34,089,305
KDDI	5,997	42,512,809
Millea Holdings	571,852	20,555,770
Takeda Pharmaceutical	834,200	54,572,560
Toyota Motor	785,200	51,685,372
West Japan Railway	4,231	18,895,894
Yokohama Reito	1,000	7,554
		301,766,141
Netherlands – 4.79%
ING Groep	1,399,713	61,496,167
Reed Elsevier	2,482,886	43,576,814
		105,072,981
New Zealand – 1.05%
*Telecom Corporation of New Zealand	6,743,323	23,145,542
		23,145,542
Republic of Korea – 0.24%
POSCO ADR	59,881	5,280,307
		5,280,307

Singapore – 1.95%
Jardine Matheson Holdings	692,815	16,366,750
Overseas-Chinese Banking	5,114,200	26,373,334
		42,740,084
South Africa – 1.07%
Sasol	687,306	23,420,162
		23,420,162
Spain – 7.56%
*Banco Santander Central Hispano	2,384,698	45,347,123
*Iberdrola	1,031,825	44,306,148
*Telefonica	3,481,802	76,372,827
		166,026,098
Taiwan – 1.67%
Chunghwa Telecom ADR	1,468,080	30,403,937
Taiwan Semiconductors ADR	566,700	6,182,697
		36,586,634
United Kingdom – 23.55%
Alliance Boots	1,800,006	28,606,689
Aviva	1,327,246	21,483,108
BG Group	3,216,889	42,526,647
BP	4,504,757	47,684,794
*Compass Group	1,491,633	8,898,003
GKN	3,247,898	20,480,059
GlaxoSmithKline	2,460,060	66,466,094
HBOS	3,240,687	70,913,491
Lloyds TSB Group	4,165,786	47,852,546
Royal Bank of Scotland Group	1,415,146	56,999,004
*Royal Dutch Shell Class A	1,372,575	46,546,716
Unilever	2,148,369	58,702,623
		517,159,774
Total Common Stock (cost $1,485,442,465)		2,146,787,333

	Principal
	Amount
Repurchase Agreements– 2.23%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $24,252,509, collateralized by $7,554,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $7,424,874 and $16,448,000 U.S. Treasury Notes 6.00% due 8/15/09, market value $17,322,967)	$24,249,000	24,249,000

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $7,041,015, collateralized by $6,266,000 U.S. Treasury Bills due 5/24/07, market value $6,170,247 and $1,035,000 U.S. Treasury Bills due 7/12/07, market value $1,012,373)	7,040,000	7,040,000

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $17,603,547, collateralized by $18,296,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $17,980,163)	17,601,000	17,601,000
Total Repurchase Agreements (cost $48,890,000)		48,890,000

Total Value of Securities Before Securities Lending Collateral – 99.99% (cost $1,534,332,465)		2,195,677,333

Securities Lending Collateral** – 20.04%
Short-Term Investments – 20.04%
Fixed Rate Notes – 2.24%
Citigroup Global Markets 5.32% 2/1/07	36,451,836	36,451,836
ING Bank 5.33% 7/9/07	12,721,121	12,721,121
		49,172,957
•Variable Rate Notes – 17.80%
American Honda Finance 5.32% 2/21/07	6,360,560	6,360,560
ANZ National 5.32% 2/29/08	2,544,224	2,544,224
Australia New Zealand 5.32% 2/29/08	12,721,121	12,721,121
Bank of America 5.32% 2/23/07	16,537,457	16,537,457

Bank of New York 5.31% 2/29/08	10,176,897	10,176,896
Barclays New York 5.31% 5/18/07	16,537,457	16,537,457
Bayerische Landesbank 5.37% 2/29/08	12,721,121	12,721,121
Bear Stearns 5.38% 7/31/07	15,265,345	15,265,345
BNP Paribas 5.35% 2/29/08	12,721,121	12,721,121
Canadian Imperial Bank 5.30% 2/29/08	8,904,785	8,904,784
CDC Financial 5.36% 2/28/07	16,537,457	16,537,457
Citigroup Global Markets 5.38% 2/7/07	16,537,457	16,537,457
Commonwealth Bank 5.32% 2/29/08	12,721,121	12,721,121
Deutsche Bank 5.34% 2/23/07	15,265,345	15,265,345
Dexia Bank 5.33% 9/28/07	17,809,234	17,806,947
Goldman Sachs 5.45% 1/31/08	16,537,457	16,537,457
Marshall & Ilsley Bank 5.30% 2/29/08	13,993,233	13,993,233
Merrill Lynch Mortgage Capital 5.41% 3/8/07	16,537,457	16,537,457
Morgan Stanley 5.49% 2/29/08	16,537,457	16,537,457
National Australia Bank 5.29% 3/7/07	15,774,190	15,774,190
National City Bank 5.32% 3/2/07	15,266,267	15,266,720
National Rural Utilities 5.32% 2/29/08	20,099,371	20,099,371
Nordea Bank New York 5.31% 5/16/07	6,360,493	6,360,403
Nordea Bank Norge 5.33% 2/29/08	12,721,121	12,721,121
Royal Bank of Scotland 5.31% 2/29/08	12,721,121	12,721,121
Societe Generale 5.29% 2/29/08	6,360,560	6,360,560
Sun Trust Bank 5.33% 7/30/07	16,537,457	16,537,457
Toronto Dominion 5.32% 5/29/07	15,265,345	15,265,345
Wells Fargo 5.33% 2/29/08	12,721,121	12,721,121
		390,791,426
Total Securities Lending Collateral (cost $439,964,383)		439,964,383

Total Value of Securities – 120.03% (cost $1,974,296,848)		2,635,641,716	©
Obligation to Return Securities Lending Collateral** – (20.04%)		(439,964,383)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.01%		171,963
Net Assets Applicable to 93,571,141 Shares Outstanding – 100.00%		$2,195,849,296

ΔSecurities have been classified by country of origin.

†Non-income producing security for the period ended January 31, 2007.

*Fully or partially on loan.

** See Note 4 in “Notes.”

©Includes $419,182,606 of securities loaned.

•Variable rate security. The interest rate shown is the rate as of January 31, 2007.

Summary of Abbreviations:

ADR – American Depositary Receipts

GBP – British Pound Sterling

USD – U.S. Dollar

The following foreign currency exchange contract was outstanding at January 31, 2007:

Foreign Currency Exchange Contracts(1)

				Unrealized
Contracts to Deliver	In Exchange For		Settlement Date	Depreciation
GBP (69,620,000)	USD	136,288,739	4/26/07	$(435,658)
				$(435,658)

(1)See Note 3 in “Notes.”

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Equity Portfolio (the “Portfolio”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Portfolio is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,983,517,142
Aggregate unrealized appreciation	666,756,724
Aggregate unrealized depreciation	(14,632,150)
Net unrealized appreciation	$652,124,574

3. Foreign Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized loss is included in receivables and other assets net of liabilities.

4. Securities Lending

The Portfolio, along with other portfolios in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P.Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2007, the market value of securities on loan was $419,182,606, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The International Fixed Income Portfolio

January 31, 2007

	Principal
	Amount¡		Value (U.S$)
Bonds – 96.61%
Australia – 2.17%
New South Wales Treasury 5.50% 8/1/14	AUD	300,000	$222,974
Queensland Treasury 6.00% 10/14/15	AUD	500,000	384,512
			607,486
Austria – 6.22%
Oesterreichesche Kontrollbank 1.80% 3/22/10	JPY	125,000,000	1,063,923
Republic of Austria 5.25% 1/4/11	EUR	500,000	680,299
			1,744,222
Belgium – 7.90%
Kingdom of Belgium
5.50% 3/28/28	EUR	1,000,000	1,527,014
5.75% 9/28/10	EUR	500,000	689,213
			2,216,227
Finland – 3.61%
Republic of Finland 5.00% 4/25/09	EUR	760,000	1,011,403
			1,011,403
France – 4.71%
Government of France
5.50% 4/25/10	EUR	500,000	680,612
5.75% 10/25/32	EUR	400,000	640,741
			1,321,353
Germany – 26.30%
Bundesobligation 3.25% 4/9/10	EUR	100,000	127,496
Deutschland Republic
4.50% 1/4/13	EUR	200,000	266,606
6.50% 7/4/27	EUR	560,000	953,248
DSL Finance 5.75% 3/19/09	DEM	1,500,000	1,029,436
Kredit Fuer Wiederaufbau
1.75% 3/23/10	JPY	150,000,000	1,274,808
1.85% 9/20/10	JPY	140,000,000	1,195,287
5.00% 7/4/11	EUR	750,000	1,013,048
Rentenbank
1.375% 4/25/13	JPY	160,000,000	1,323,040
5.75% 1/21/15	AUD	260,000	194,047
			7,377,016
Ireland – 4.40%
Republic of Ireland 5.00% 4/18/13	EUR	900,000	1,233,024
			1,233,024
Italy – 6.20%
Republic of Italy 0.65% 3/20/09	JPY	210,000,000	1,738,363
			1,738,363
Japan – 17.36%
Development Bank of Japan
1.40% 6/20/12	JPY	190,000,000	1,585,440
1.75% 6/21/10	JPY	160,000,000	1,361,401
Japan Finance Corporation for Municipal Enterprises
1.55% 2/21/12	JPY	208,000,000	1,749,618
2.00% 5/9/16	JPY	20,000,000	170,974
			4,867,433
Mexico – 1.94%
Mexican Bonos
8.00% 12/23/10	MXN	3,000,000	275,705
9.50% 12/18/14	MXN	530,000	52,702
10.00% 12/5/24	MXN	2,000,000	216,513
			544,920
Netherlands – 8.74%
Bank Nederlandse Gemeenten 4.625% 9/13/12	EUR	1,000,000	1,334,271
Netherlands Government
3.75% 7/15/14	EUR	100,000	127,697

7.50% 1/15/23	EUR	550,000	990,177
			2,452,145
Portugal – 0.97%
Portugal Obrigacoes do Tesouro OT 5.15% 6/15/11	EUR	200,000	271,579
			271,579
Spain – 4.65%
Spanish Government 5.50% 7/30/17	EUR	900,000	1,305,495
			1,305,495
Supranational – 1.44%
European Investment Bank 1.40% 6/20/17	JPY	50,000,000	404,076
			404,076
Total Bonds (cost $27,596,147)			27,094,742

Repurchase Agreements – 1.78%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $247,536, collateralized by $77,100 U.S. Treasury Notes 3.50% due 8/15/09, market value $75,783 and $167,900 U.S. Treasury Notes 6.00% due 8/15/09, market value $176,808)	USD	247,500	247,500

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $71,810, collateralized by $64,000 U.S. Treasury Bills due 5/24/07, market value $62,977 and $10,600 U.S. Treasury Bills due 7/12/07, market value $10,333)		71,800	71,800

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $179,726, collateralized by $186,700 U.S. Treasury Notes 3.50% due 8/15/09, market value $183,516)		179,700	179,700
Total Repurchase Agreements (cost $499,000)			499,000

Total Value of Securities – 98.39% (cost $28,095,147)			27,593,742
Receivables and Other Assets Net of Liabilities (See Notes) – 1.61%			452,461
Net Assets Applicable to 2,617,510 Shares Outstanding – 100.00%			$28,046,203

¡Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar

DEM – German Mark

EUR – European Monetary Unit

JPY – Japanese Yen

MXN – Mexican Peso

USD – U.S. Dollar

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The International Fixed Income Portfolio (the “Portfolio”).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$28,304,529
Aggregate unrealized appreciation	614,574
Aggregate unrealized depreciation	(1,325,361)
Net unrealized depreciation	$(710,787)

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $1,500,291 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $287,046 expires in 2008, $895,235 expires in 2009 and $318,010 expires in 2014.

3. Foreign Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at January 31, 2007.

4. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Labor Select International Equity Portfolio

January 31, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.25%Δ
Australia – 12.07%
*Amcor	1,657,937	$9,415,658
*Coles Group	849,661	9,416,437
*Foster’s Group	4,220,552	22,275,408
*National Australia Bank	894,158	28,147,543
Telstra	7,218,689	23,861,971
Telstra – Installment Receipt	1,702,731	3,702,316
*Wesfarmers	380,581	11,305,533
		108,124,866
Belgium – 2.11%
Fortis	448,147	18,879,148
		18,879,148
Finland – 1.74%
*UPM-Kymmene	606,675	15,556,712
		15,556,712
France – 11.66%
*Carrefour	237,248	13,702,294
France Telecom	607,555	16,889,776
*Renault	224,823	27,936,634
*Societe Generale	172,434	30,609,650
†Suez Strip	106,724	1,392
*Total	225,359	15,317,980
		104,457,726
Germany – 6.18%
*Bayer	467,362	27,689,555
*RWE	263,465	27,643,297
		55,332,852
Hong Kong – 3.10%
Hong Kong Electric	3,202,500	15,862,142
Wharf Holdings	3,211,000	11,872,802
		27,734,944
Italy – 6.10%
Intesa Sanpaolo	4,185,184	31,638,249
UniCredito Italiano	2,472,909	22,971,858
		54,610,107
Japan – 14.92%
*Astellas Pharma	241,500	10,305,880
Canon	619,100	32,672,995
Kao	500,000	14,343,728
*KDDI	3,572	25,321,953
Millea Holdings	319,400	11,481,140
*Takeda Pharmaceutical	386,900	25,310,625
West Japan Railway	3,186	14,228,863
		133,665,184
Netherlands – 6.08%
ING Groep	648,440	28,489,108
Reed Elsevier	1,479,250	25,962,127
		54,451,235
New Zealand – 1.33%
*Telecom New Zealand	3,483,581	11,956,920
		11,956,920
Spain – 8.26%
*Banco Santander Central Hispano	1,233,822	23,462,207
*Iberdrola	459,144	19,715,458
Telefonica	1,403,640	30,788,642
		73,966,307
United Kingdom – 25.70%
Alliance Boots	1,138,461	18,093,050
Aviva	547,697	8,865,149

BG Group	1,561,687	20,645,198
BP	1,874,624	19,843,703
Compass Group	141,109	841,754
GKN	1,523,238	9,604,983
GlaxoSmithKline	1,193,990	32,259,315
HBOS	1,319,972	28,883,945
Lloyds TSB Group	1,734,685	19,926,394
Royal Bank of Scotland Group	644,518	25,959,784
*Royal Dutch Shell Class A	609,660	20,674,769
Unilever	901,201	24,624,663
		230,222,707
Total Common Stock (cost $644,873,239)		888,958,708

	Principal
	Amount
	(U.S. $)
Repurchase Agreements – 0.45%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $2,013,491, collateralized by $627,200 U.S. Treasury Notes 3.50% due 8/15/09, market value $616,436 and $1,365,600 U.S. Treasury Notes 6.00% due 8/15/09, market value $1,438,207)	$2,013,200	2,013,200

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $584,584, collateralized by $520,200 U.S. Treasury Bills due 5/24/07, market value $512,273 and $86,000 U.S. Treasury Bills due 7/12/07, market value $84,050)	584,500	584,500

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $1,461,511, collateralized by $1,519,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $1,492,769)	1,461,300	1,461,300
Total Repurchase Agreements (cost $4,059,000)		4,059,000

Total Value of Securities Before Securities Lending Collateral – 99.70% (cost $648,932,239)		893,017,708

Securities Lending Collateral** – 25.15%
Short-Term Investments
Fixed Rate Notes – 2.81%
Citigroup Global Markets 5.32% 2/1/07	18,663,847	18,663,847
ING Bank 5.33% 7/9/07	6,513,391	6,513,391
		25,177,238
•Variable Rate Notes – 22.34%
American Honda Finance 5.32% 2/21/07	3,256,695	3,256,695
ANZ National 5.32% 2/29/08	1,302,678	1,302,678
Australia New Zealand 5.32% 2/29/08	6,513,391	6,513,391
Bank of America 5.32% 2/23/07	8,467,408	8,467,408
Bank of New York 5.31% 2/29/08	5,210,712	5,210,712
Barclays New York 5.31% 5/18/07	8,467,408	8,467,408
Bayerische Landesbank 5.37% 2/29/08	6,513,391	6,513,391
Bear Stearns 5.38% 7/31/07	7,816,069	7,816,069
BNP Paribas 5.35% 2/29/08	6,513,391	6,513,391
Canadian Imperial Bank 5.30% 2/29/08	4,559,373	4,559,373
CDC Financial 5.36% 2/28/07	8,467,408	8,467,408
Citigroup Global Markets 5.38% 2/7/07	8,467,408	8,467,408
Commonwealth Bank 5.32% 2/29/08	6,513,391	6,513,391
Deutsche Bank 5.34% 2/23/07	7,816,069	7,816,069
Dexia Bank 5.33% 9/28/07	9,118,575	9,117,404
Goldman Sachs 5.45% 1/31/08	8,467,408	8,467,408
Marshall & Ilsley Bank 5.30% 2/29/08	7,164,730	7,164,730
Merrill Lynch Mortgage Capital 5.41% 3/8/07	8,467,408	8,467,408
Morgan Stanley 5.49% 2/29/08	8,467,408	8,467,408
National Australia Bank 5.29% 3/7/07	8,076,604	8,076,604
National City Bank 5.32% 3/2/07	7,816,541	7,816,773
National Rural Utilities 5.32% 2/29/08	10,291,157	10,291,157
Nordea Bank New York 5.31% 5/16/07	3,256,661	3,256,614
Nordea Bank Norge 5.33% 2/29/08	6,513,391	6,513,391

Royal Bank of Scotland 5.31% 2/29/08	6,513,391	6,513,391
Societe Generale 5.29% 2/29/08	3,256,695	3,256,695
Sun Trust Bank 5.33% 7/30/07	8,467,408	8,467,408
Toronto Dominion 5.32% 5/29/07	7,816,069	7,816,069
Wells Fargo 5.33% 2/29/08	6,513,391	6,513,391
		200,090,643
Total Securities Lending Collateral (cost $225,267,881)		225,267,881

Total Value of Securities – 124.85% (cost $874,200,120)		1,118,285,589	©

Obligation to Return Securities Lending Collateral** – (25.15%)		(225,267,881)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.30%		2,704,638
Net Assets Applicable to 42,452,068 Shares Outstanding – 100.00%		$895,722,346

ΔSecurities have been classified by country of origin.

*Fully or partially on loan.

**See Note 4 in “Notes.”

†Non-income producing security for the period ended January 31, 2007.

•Variable rate security. The rate shown is the rate as of January 31, 2007.

©Includes $214,381,005 of securities loaned.

Summary of Abbreviations:

GBP – British Pound Sterling

JPY – Japanese Yen

USD – U.S. Dollar

The following foreign currency exchange contracts were outstanding at January 31, 2007:

Foreign Currency Exchange Contracts(1)

				Unrealized
Contracts to Deliver	In Exchange For		Settlement Date	Depreciation
GBP 36,801,000	USD	72,041,969	4/26/07	$(230,288)

(1)See Note 3 in “Notes.”

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Labor Select International Equity Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio NAV calculations as late as the Portfolio’s last NAV calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$875,947,142
Aggregate unrealized appreciation	244,438,449
Aggregate unrealized depreciation	(2,100,002)
Net unrealized appreciation	$242,338,447

3. Foreign Exchange Contracts

The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities in the Schedule of Investments.

4. Securities Lending

The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Portfolio records security lending income net of such allocation.

At January 31, 2007, the market value of securities on loan was $214,381,005, for which cash collateral was received and invested in accordance with the Lending Agreement. Such Investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk

Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio

January 31, 2007

	Number of
	Shares	Value
Common Stock – 99.69%
Basic Industry/Capital Goods – 3.66%
Praxair	185,000	$11,666,100
		11,666,100
Business Services – 17.15%
Expeditors International Washington	260,000	11,099,400
Moody’s	160,000	11,449,600
Paychex	285,000	11,402,850
†Research in Motion	60,000	7,666,800
United Parcel Service Class B	180,000	13,010,400
		54,629,050
Consumer Non-Durables – 15.12%
Procter & Gamble	200,000	12,974,000
Staples	485,000	12,474,200
Wal-Mart Stores	210,000	10,014,900
Walgreen	280,000	12,684,000
		48,147,100
Consumer Services – 16.45%
†eBay	450,000	14,575,500
International Game Technology	240,000	10,430,400
†MGM MIRAGE	165,000	11,545,050
Weight Watchers International	155,000	8,374,650
Western Union	335,000	7,483,900
		52,409,500
Financials – 8.96%
Chicago Mercantile Exchange Holdings Class A	24,000	13,519,200
†Intercontinental Exchange	115,000	15,013,250
		28,532,450
Health Care – 17.29%
Allergan	105,000	12,254,550
†Genentech	180,000	15,726,600
UnitedHealth Group	285,000	14,894,100
†Zimmer Holdings	145,000	12,211,900
		55,087,150
Technology – 21.06%
†Google Class A	28,000	14,036,400
†Intuit	395,000	12,422,750
QUALCOMM	425,000	16,005,500
†SanDisk	265,000	10,653,000
Seagate Technology	515,000	13,951,350
		67,069,000
Total Common Stock (cost $289,030,356)		317,540,350

	Principal
	Amount
Federal Agency (Discount Note) – 0.69%
^Fannie Mae Discount Note 5.005% 2/1/07	$2,190,000	2,190,000
Total Federal Agency (Discount Note) (cost $2,190,000)		2,190,000

Total Value of Securities – 100.38%
(cost $291,220,356)	319,730,350
Liabilities Net of Receivables and Other Assets (See Notes) – (0.38%)	(1,213,219)
Net Assets Applicable to 34,072,344 Shares Outstanding – 100.00%	$318,517,131

†Non-income producing security for the period ended January 31, 2007.

^Zero coupon security. The interest rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Large-Cap Growth Equity Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$291,261,768
Aggregate unrealized appreciation	$34,480,302
Aggregate unrealized depreciation	(6,011,720)
Net unrealized appreciation	$28,468,582

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $7,686,590 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2014.

3. Credit and Market Risk

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Large-Cap Value Equity Portfolio

January 31, 2007

	Number of
	Shares	Value
Common Stock– 97.87%
Consumer Discretionary – 9.08%
Gap	23,300	$446,661
Limited Brands	16,100	449,834
Mattel	18,400	448,224
		1,344,719
Consumer Staples – 10.79%
ConAgra Foods	10,600	272,526
Heinz (H.J.)	9,000	424,080
Kimberly-Clark	6,300	437,220
Safeway	12,900	464,787
		1,598,613
Energy – 5.59%
Chevron	5,800	422,704
ConocoPhillips	6,100	405,101
		827,805
Financials – 22.82%
Allstate	7,000	421,120
Aon	12,100	433,906
Chubb	7,600	395,504
Hartford Financial Services Group	4,900	465,059
Huntington Bancshares	16,400	381,792
Morgan Stanley	5,600	463,624
Wachovia	7,300	412,450
Washington Mutual	9,100	405,769
		3,379,224
Health Care – 18.33%
Abbott Laboratories	8,300	439,900
Baxter International	9,200	456,872
Bristol-Myers Squibb	17,200	495,188
Merck & Co	10,600	474,350
Pfizer	16,500	432,960
Wyeth	8,400	415,044
		2,714,314
Industrials – 5.95%
Donnelley (R.R.) & Sons	12,700	471,170
Waste Management	10,800	410,184
		881,354
Information Technology – 12.58%
Hewlett-Packard	11,300	489,064
Intel	22,600	473,696
International Business Machines	4,600	456,090
†Xerox	25,800	443,760
		1,862,610
Materials – 3.01%
duPont (E.I.) deNemours	9,000	446,040
		446,040
Telecommunications – 6.73%
AT&T	14,300	538,109
Verizon Communications	11,900	458,388
		996,497
Utilities – 2.99%
Progress Energy	9,300	442,122
		442,122
Total Common Stock (cost $12,445,615)		14,493,298

	Principal
	Amount
Repurchase Agreements – 0.97%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $70,940, collateralized by $22,100 U.S. Treasury Notes 3.50% due 8/15/09, market value $21,717 and $48,110 U.S. Treasury Notes 6.00% due 8/15/09, market value $50,669)	$70,930	70,930

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $20,593, collateralized by $18,330 U.S. Treasury Bills due 5/24/07, market value $18,048 and $3,030 U.S. Treasury Bills due 7/12/07, market value $2,961)	20,590	20,590

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $51,487, collateralized by $53,510 U.S. Treasury Notes 3.50% due 8/15/09, market value $52,591)	51,480	51,480
Total Repurchase Agreements (cost $143,000)		143,000

Total Value of Securities – 98.84%
(cost $12,588,615)		14,636,298
Receivables and Other Assets Net of Liabilities (See Notes) – 1.16%		172,476
Net Assets Applicable to 682,238 Shares Outstanding – 100.00%		$14,808,774

†Non-income producing security for the period ended January 31, 2007.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Large-Cap Value Equity Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$12,618,906
Aggregate unrealized appreciation	2,105,074
Aggregate unrealized depreciation	(87,682)
Net unrealized appreciation	$2,017,392

For federal income tax purposes, at October 30, 2006, capital loss carryforwards of $615,237 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2011.

3. Credit and Market Risk

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.  While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio

January 31, 2007

	Number of
	Shares	Value
Common Stock – 92.61%
Basic Industry/Capital Goods – 9.83%
Allegheny Technologies	4,100	$424,309
Graco	7,200	293,544
Joy Global	7,000	325,290
†Mettler-Toledo International	3,600	298,080
Oshkosh Truck	4,000	211,200
Trinity Industries	6,600	252,450
		1,804,873
Business Services – 8.87%
†Dun & Bradstreet	2,900	246,500
Expeditors International Washington	8,700	371,403
†Fiserv	4,600	241,822
Paychex	7,800	312,078
Robert Half International	4,200	170,940
†WESCO International	4,700	285,384
		1,628,127
Consumer Durables – 1.98%
†Activision	21,400	364,442
		364,442
Consumer Non-Durables – 13.80%
American Eagle Outfitters	10,450	338,371
Bebe Stores	9,000	166,680
†Coach	10,000	458,600
Family Dollar Stores	4,400	142,560
†J. Crew Group	2,400	87,192
Nordstrom	6,800	378,828
Staples	20,400	524,688
†Starbucks	6,800	237,592
Whole Foods Market	4,600	198,674
		2,533,185
Consumer Services – 7.72%
Host Hotels & Resorts	7,693	203,634
International Game Technology	5,200	225,992
Marriott International Class A	9,100	438,074
Starwood Hotels & Resorts Worldwide	5,400	337,932
†Wynn Resorts	1,900	212,306
		1,417,938
Energy – 5.87%
†Compagnie Generale de Geophysique-Veritas ADR	4,800	190,608
†Helix Energy Solutions Group	5,700	183,369
†National Oilwell Varco	6,900	418,416
Smith International	7,200	285,696
		1,078,089
Financials – 9.66%
†Affiliated Managers Group	3,000	334,200
Compass Bancshares	3,900	237,510
†E Trade Financial	8,100	197,478
Legg Mason	2,000	209,700
Lehman Brothers Holdings	4,300	353,632
Nuveen Investments Class A	5,500	272,250
Zions Bancorp	2,000	169,640
		1,774,410
Health Care – 12.12%
Dade Behring Holdings	6,600	277,728
†Express Scripts Class A	4,200	291,984
†Hologic	7,400	411,070
†Invitrogen	4,700	287,781
†Medco Health Solutions	5,600	331,576
†MGI PHARMA	10,700	205,654

Omnicare	3,800	152,722
†PDL BioPharma	13,000	266,630
		2,225,145
Technology – 20.68%
†Amdocs	5,800	201,144
†Broadcom Class A	7,700	245,784
†Ciena	6,357	178,568
†Citrix Systems	4,100	129,847
†F5 Networks	3,300	235,752
†Focus Media Holding ADR	3,200	264,512
†Integrated Device Technology	5,200	78,676
L-3 Communications Holdings	3,100	255,254
†Microsemi	12,300	223,860
†Network Appliance	8,900	334,640
†NII Holdings	4,800	354,240
†NutriSystem	4,200	185,010
†Polycom	8,500	285,770
†salesforce.com	5,300	232,299
†SanDisk	2,900	116,580
Satyam Computer Services ADR	9,000	209,520
†Tellabs	26,300	264,841
		3,796,297
Transportation – 2.08%
Hunt (J.B.) Transport Services	7,600	190,988
UTi Worldwide	6,300	191,520
		382,508
Total Common Stock (cost $13,286,727)		17,005,014

	Principal
	Amount
Repurchase Agreements – 8.31%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $756,980, collateralized by $235,790 U.S. Treasury Notes 3.50% due 8/15/09, market value $231,752 and $513,390 U.S. Treasury Notes 6.00% due 8/15/09, market value $540,700)	$756,870	756,870

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $219,782, collateralized by $195,580 U.S. Treasury Bills due 5/24/07, market value $192,591 and $32,320 U.S. Treasury Bills due 7/12/07, market value $31,600)	219,750	219,750

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $549,460, collateralized by $571,080 U.S. Treasury Notes 3.50% due 8/15/09, market value $561,214)	549,380	549,380
Total Repurchase Agreements (cost $1,526,000)		1,526,000

Total Value of Securities – 100.92%
(cost $14,812,727)		18,531,014
Liabilities Net of Receivables and Other Assets (See Notes) – (0.92%)		(169,300)
Net Assets Applicable to 4,917,349 Shares Outstanding – 100.00%		$18,361,714

†Non-income producing security for the period ended January 31, 2007.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Mid-Cap Growth Equity Portfolio (the “Portfolio”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price.  If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$14,816,475
Aggregate unrealized appreciation	4,286,277
Aggregate unrealized depreciation	(571,738)
Net unrealized appreciation	$3,714,539

3. Credit and Market Risk

The Portfolio may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Delaware REIT Fund

January 31, 2007

	Number of
	Shares	Value
Common Stock – 99.03%
Diversified REITs – 6.18%
*Spirit Finance	170,900	$2,139,668
Vornado Realty Trust	174,999	21,411,128
*Washington Real Estate Investment Trust	91,700	3,920,175
		27,470,971
Healthcare REITs – 5.32%
*Health Care Property Investors	187,200	7,722,000
*Senior Housing Properties Trust	95,000	2,468,100
*Ventas	291,300	13,472,625
		23,662,725
Hotel REITs – 6.04%
*Hersha Hospitality Trust	362,610	4,057,606
Host Hotels & Resorts	734,393	19,439,383
Marriott International Class A	70,200	3,379,428
		26,876,417
Industrial REITs – 7.11%
AMB Property	118,735	7,225,025
*First Potomac Realty Trust	126,153	3,788,375
ProLogis	316,707	20,585,954
		31,599,354
Mall REITs – 14.67%
General Growth Properties	290,154	17,850,274
Macerich	134,300	12,829,679
Simon Property Group	302,251	34,574,492
		65,254,445
Manufactured Housing REITs – 0.83%
Equity Lifestyle Properties	67,000	3,700,410
		3,700,410
Multifamily REITs – 17.73%
American Campus Communities	80,400	2,562,348
Apartment Investment & Management	111,100	6,958,193
Archstone-Smith Trust	297,400	18,798,655
AvalonBay Communities	105,826	15,700,345
*BRE Properties	117,400	8,148,734
Camden Property Trust	102,426	8,030,198
Equity Residential	251,500	14,154,420
Essex Property Trust	31,192	4,502,253
		78,855,146
Office REITs – 19.19%
Alexandria Real Estate Equities	62,274	6,748,011
Boston Properties	176,500	22,254,884
*Brandywine Realty Trust	159,200	5,549,712
Douglas Emmett	117,400	3,212,064
Equity Office Properties Trust	373,000	20,720,150
Highwoods Properties	129,000	5,637,300
Mack-Cali Realty	79,400	4,417,816
*Maguire Properties	47,100	2,046,495
*SL Green Realty	100,853	14,783,033
		85,369,465
Office/Industrial REITs – 0.89%
Liberty Property Trust	29,800	1,541,852
*PS Business Parks	32,300	2,429,283
		3,971,135
Real Estate Operating Companies – 5.05%
Brookfield Properties	213,900	9,954,906
Starwood Hotels & Resorts Worldwide	199,650	12,494,097
		22,449,003
Self-Storage REITs – 3.24%
Public Storage	132,300	14,388,948
		14,388,948

Shopping Center REITs – 12.10%
*Developers Diversified Realty	66,122	4,438,109
Federal Realty Investment Trust	105,711	9,875,522
Kimco Realty	292,800	14,522,879
*Kite Realty Group Trust	240,804	4,695,678
*New Plan Excel Realty Trust	267,000	7,775,040
Regency Centers	143,861	12,530,293
		53,837,521
Specialty REITs – 0.68%
*Entertainment Properties Trust	46,600	3,022,476
		3,022,476
Total Common Stock (cost $307,002,796)		440,458,016

	Principal
	Amount
Repurchase Agreements – 1.24%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $2,738,396, collateralized by $853,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $838,317 and $1,857,000 U.S. Treasury Notes 6.00% due 8/15/09, market value $1,955,876)	$2,738,000	2,738,000

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $795,115, collateralized by $707,000 U.S. Treasury Bills due 5/24/07, market value $696,661 and $117,000 U.S. Treasury Bills due 7/12/07, market value $114,304)	795,000	795,000

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $1,987,288, collateralized by $2,066,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $2,030,078)	1,987,000	1,987,000
Total Repurchase Agreements (cost $5,520,000)		5,520,000

Total Value of Securities Before Securities Lending Collateral– 100.27%
(cost $312,522,796)		445,978,016

Securities Lending Collateral** – 10.72%
Short-Term Investments – 10.72%
Fixed Rate Notes – 1.20%
Citigroup Global Markets 5.32% 2/1/07	3,949,926	3,949,926
ING Bank 5.33% 7/9/07	1,378,462	1,378,462
		5,328,388
•Variable Rate Notes – 9.52%
American Honda Finance 5.32% 2/21/07	689,231	689,231
ANZ National 5.32% 2/29/08	275,692	275,693
Australia New Zealand 5.32% 2/29/08	1,378,462	1,378,462
Bank of America 5.32% 2/23/07	1,792,001	1,792,001
Bank of New York 5.31% 2/29/08	1,102,770	1,102,770
Barclays New York 5.31% 5/18/07	1,792,001	1,792,001
Bayerische Landesbank 5.37% 2/29/08	1,378,462	1,378,462
Bear Stearns 5.38% 7/31/07	1,654,155	1,654,155
BNP Paribas 5.35% 2/29/08	1,378,462	1,378,462
Canadian Imperial Bank 5.30% 2/29/08	964,924	964,924
CDC Financial Products 5.36% 2/28/07	1,792,001	1,792,001
Citigroup Global Markets 5.38% 2/7/07	1,792,001	1,792,001
Commonwealth Bank 5.32% 2/29/08	1,378,462	1,378,462
Deutsche Bank London 5.34% 2/23/07	1,654,155	1,654,155
Dexia Bank 5.33% 9/28/07	1,929,811	1,929,563
Goldman Sachs 5.45% 1/31/08	1,792,001	1,792,001
Marshall & Ilsley Bank 5.30% 2/29/08	1,516,309	1,516,309
Merrill Lynch Mortgage Capital 5.41% 3/8/07	1,792,001	1,792,001
Morgan Stanley 5.49% 2/29/08	1,792,001	1,792,001
National Australia Bank 5.29% 3/7/07	1,709,293	1,709,293
National City Bank 5.32% 3/2/07	1,654,255	1,654,304

National Rural Utilities 5.32% 2/29/08	2,177,971	2,177,971
Nordea Bank New York 5.31% 5/16/07	689,224	689,214
Nordea Bank Norge 5.33% 2/29/08	1,378,462	1,378,463
Royal Bank of Scotland 5.31% 2/29/08	1,378,462	1,378,463
Societe Generale 5.29% 2/29/08	689,231	689,231
Sun Trust Bank 5.33% 7/30/07	1,792,001	1,792,001
Toronto Dominion 5.32% 5/29/07	1,654,155	1,654,155
Wells Fargo 5.33% 2/29/08	1,378,462	1,378,462
		42,346,212
Total Securities Lending Collateral (cost $47,674,600)		47,674,600

Total Value of Securities – 110.99%
(cost $360,197,396)		493,652,616 ©
Obligation to Return Securities Lending Collateral** – (10.72%)		(47,674,600)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.27%)		(1,182,741)
Net Assets Applicable to 22,395,533 Shares Outstanding – 100.00%		$444,795,275

*Fully or partially on loan.

**See Note 3 in “Notes.”

©Includes $47,073,234 of securities loaned.

•Variable rate security. The rate shown is the rate as of January 31, 2007.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - Delaware REIT Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price.  If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission.  The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government.  The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements.  Each repurchase agreement is at least 102% collateralized.  However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$360,227, 741
Aggregate unrealized appreciation	133,424, 875
Aggregate unrealized depreciation	—
Net unrealized appreciation	$133,424,875

3. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2007, the value of the securities on loan was $47,073,234, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk

The Fund concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Real Estate Investment Trust Portfolio II

January 31, 2007

	Number of
	Shares	Value
Common Stock – 97.55%
Diversified REITs – 6.03%
Spirit Finance	7,900	$98,908
Vornado Realty Trust	8,200	1,003,270
Washington Real Estate Investment Trust	4,300	183,825
		1,286,003
Health Care REITs – 5.24%
Health Care Property Investors	8,900	367,125
Senior Housing Properties Trust	4,800	124,704
Ventas	13,500	624,375
		1,116,204
Hotel REITs – 5.85%
Hersha Hospitality Trust	16,800	187,992
Host Hotels & Resorts	34,334	908,821
Marriott International Class A	3,100	149,234
		1,246,047
Industrial REITs – 6.98%
AMB Property	5,480	333,458
First Potomac Realty Trust	6,000	180,180
ProLogis	15,000	975,000
		1,488,638
Mall REITs – 14.45%
General Growth Properties	13,800	848,976
Macerich	6,400	611,392
Simon Property Group	14,170	1,620,906
		3,081,274
Manufactured Housing REITs – 0.80%
Equity Lifestyle Properties	3,100	171,213
		171,213
Multifamily REITs – 17.63%
American Campus Communities	3,700	117,919
Apartment Investment & Management	5,300	331,939
Archstone-Smith Trust	14,300	903,903
AvalonBay Communities	5,000	741,800
BRE Properties	5,600	388,696
Camden Property Trust	4,800	376,320
Equity Residential	12,100	680,988
Essex Property Trust	1,500	216,510
		3,758,075
Office REITs – 18.90%
Alexandria Real Estate Equities	2,900	314,244
Boston Properties	8,200	1,033,939
Brandywine Realty Trust	7,300	254,478
Douglas Emmett	6,100	166,896
Equity Office Properties Trust	17,800	988,790
Highwoods Properties	6,000	262,200
Mack-Cali Realty	3,800	211,432
Maguire Properties	2,200	95,590
SL Green Realty	4,780	700,652
		4,028,221
Office/Industrial REITs – 0.87%
Liberty Property Trust	1,400	72,436
PS Business Parks	1,500	112,815
		185,251
Real Estate Operating Companies – 5.02%
Brookfield Properties	10,100	470,054
Starwood Hotels & Resorts Worldwide	9,600	600,768
		1,070,822
Self-Storage REITs – 3.21%
Public Storage	6,300	685,188
		685,188

Shopping Center REITs – 11.84%
Developers Diversified Realty	3,100	208,072
Federal Realty Investment Trust	4,900	457,758
Kimco Realty	13,700	679,520
Kite Realty Group Trust	11,400	222,300
New Plan Excel Realty Trust	12,500	364,000
Regency Centers	6,800	592,280
		2,523,930
Specialty REITs – 0.73%
Entertainment Properties Trust	2,400	155,664
		155,664
Total Common Stock (cost $16,384,650)		20,796,530

	Principal
	Amount
Repurchase Agreements – 2.62%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $276,800, collateralized by $86,220 U.S. Treasury Notes 3.50% due 8/15/09, market value $84,743 and $187,730 U.S. Treasury Notes 6.00% due 8/15/09, market value $197,714)	$276,760	276,760

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $80,362, collateralized by $71,520 U.S. Treasury Bills due 5/24/07, market value $70,423 and $11,820 U.S. Treasury Bills due 7/12/07, market value $11,555)	80,350	80,350

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $200,919, collateralized by $208,820 U.S. Treasury Notes 3.50% due 8/15/09, market value $205,214)	200,890	200,890
Total Repurchase Agreements (cost $558,000)		558,000

Total Value of Securities – 100.17%
(cost $16,942,650)		21,354,530
Liabilities Net of Receivables and Other Assets (See Notes) – (0.17%)		(36,454)
Net Assets Applicable to 1,419,321 Shares Outstanding – 100.00%		$21,318,076

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Real Estate Investment Trust Portfolio II (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date.  Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value.  Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements.  Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting.  Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008.  Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are changed directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$16,945,730
Aggregate unrealized appreciation	4,408,800
Aggregate unrealized depreciation	—
Net unrealized appreciation	$4,408,800

3. Credit and Market Risk

The Portfolio concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized.  The Portfolio is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations.  Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are illiquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Small-Cap Growth Equity Portfolio

January 31, 2007

	Number of
	Shares	Value
Common Stock – 95.30%²
Basic Industry/Capital Goods – 9.75%
AMCOL International	13,500	$405,810
Bucyrus International Class A	21,200	983,892
Carpenter Technology	6,000	702,600
†Energy Conversion Devices	18,100	623,545
†Hexcel	21,500	413,660
†Itron	10,500	605,220
†Mettler-Toledo International	10,700	885,960
MSC Industrial Direct Class A	17,081	737,728
		5,358,415
Business Services – 4.37%
†Advisory Board	12,600	709,506
†Geo Group	19,600	858,872
†Monster Worldwide	16,900	835,029
		2,403,407
Consumer Durables – 1.11%
†THQ	20,100	609,030
		609,030
Consumer Non-Durables – 13.73%
†Bare Escentuals	15,400	561,946
†Carter’s	13,300	337,820
†Coach	35,184	1,613,538
†Crocs	18,600	936,324
†Dick’s Sporting Goods	21,400	1,101,886
†DSW Class A	20,100	805,809
†J. Crew Group	15,200	552,216
†Tractor Supply	5,500	276,815
†Under Armour Class A	26,800	1,361,440
		7,547,794
Consumer Services – 5.98%
†Cenveo	27,600	645,288
Jackson Hewitt Tax Service	19,100	698,487
†Sonic	26,562	589,942
†Texas Roadhouse Class A	48,800	660,752
†Wynn Resorts	6,200	692,788
		3,287,257
Energy – 4.02%
Carbo Ceramics	13,550	499,724
†Helix Energy Solutions	23,200	746,344
†Hydril	8,500	672,350
†North American Energy Partners	17,000	291,380
		2,209,798
Financials – 9.50%
Aspen Insurance Holdings	16,200	415,044
Delphi Financial Class A	17,325	683,298
Hanover Insurance Group	16,100	773,605
†Investment Technology Group	10,700	466,520
†Meruelo Maddux Properties	27,100	289,428
†Nasdaq Stock Market	11,300	385,104
†Signature Bank	4,800	158,928
Waddell & Reed Financial Class A	35,300	906,151
Webster Financial	12,900	642,678
Whitney Holding	15,800	499,912
		5,220,668
Health Care – 18.14%
†Align Technology	24,213	400,725
†Cepheid	36,100	298,547
†Conceptus	30,600	709,614
†CV Therapeutics	10,100	136,249
†Digene	14,300	735,735

†Hologic	21,900	1,216,545
†LifeCell	20,400	487,764
†MGI PHARMA	32,700	628,494
†NuVasive	45,900	1,111,239
†PDL BioPharma	40,400	828,604
†Progenics Pharmaceuticals	21,200	635,364
†Sciele Pharma	37,200	883,500
†Techne	7,800	452,712
†Telik	61,600	413,336
†United Therapeutics	19,300	1,034,480
		9,972,908
Technology – 25.90%
†Akamai Technologies	21,100	1,185,399
†American Reprographics	17,200	538,704
†Cymer	11,000	464,530
†Emulex	30,800	546,700
†F5 Networks	10,100	721,544
†Foundry Networks	52,600	761,122
†Guidance Software	3,400	49,198
†Informatica	37,000	464,720
†Knot	8,700	262,479
†Macrovision	20,600	509,438
†Microsemi	44,100	802,620
†NutriSystem	14,600	643,130
†Opsware	86,700	693,600
†Polycom	32,900	1,106,098
†Powerwave Technologies	112,100	654,664
†Rackable Systems	25,700	490,870
†salesforce.com	13,200	578,556
†Shutterfly	39,200	524,496
†Silicon Laboratories	16,400	526,604
†SiRF Technology Holdings	13,900	408,104
†TIBCO Software	72,500	672,800
†Trident Microsystems	34,200	713,754
†Varian Semiconductor Equipment	11,600	477,340
†Wind River Systems	44,900	445,408
		14,241,878
Transportation – 2.80%
Hunt (J.B.) Transport Services	22,800	572,964
UTi Worldwide	31,817	967,237
		1,540,201
Total Common Stock (cost $38,434,928)		52,391,356

	Principal
	Amount
Repurchase Agreements – 0.31%
With BNP Paribas 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $84,812, collateralized by $26,400 U.S. Treasury Notes 3.50% due 8/15/09, market value $25,970 and $57,500 U.S. Treasury Notes 6.00% due 8/15/09, market value $60,590)	$84,800	84,800

With Cantor Fitzgerald 5.19% 2/1/07 (dated 1/31/07, to be repurchased at $24,604, collateralized by $21,900 U.S. Treasury Bills due 5/24/07, market value $21,581 and $3,600 U.S. Treasury Bills due 7/12/07, market value $3,541)	24,600	24,600

With UBS Warburg 5.21% 2/1/07 (dated 1/31/07, to be repurchased at $61,609, collateralized by $64,000 U.S. Treasury Notes 3.50% due 8/15/09, market value $62,888)	61,600	61,600
Total Repurchase Agreements (cost $171,000)		171,000

Total Value of Securities – 95.61%
(cost $38,605,928)		52,562,356
Receivables and Other Assets Net of Liabilities (See Notes) – 4.39%		2,413,864
Net Assets Applicable to 3,578,139 Shares Outstanding – 100.00%		$54,976,220

†Non-income producing security for the period ended January 31, 2007.

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - The Small-Cap Growth Equity Portfolio (the “Portfolio”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price.  If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g. government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end.  At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$39,578,070
Aggregate unrealized appreciation	15,765,234
Aggregate unrealized depreciation	(2,780,948)
Net unrealized appreciation	$12,984,286

3. Credit and Market Risk

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Schedule of Investments (Unaudited)

Delaware Pooled Trust–The Smid-Cap Growth Equity Portfolio

January 31, 2007

	Number of Shares	Value
Common Stock – 98.36%
Basic Industry/Capital Goods – 11.97%
Allegheny Technologies	500	$51,745
Balchem	1,500	23,025
Dynamic Materials	1,700	50,218
Joy Global	900	41,823
MSC Industrial Direct Class A	600	25,914
Regal Beloit	500	25,160
Wabtec	1,000	32,020
Woodward Governor	900	37,656
		287,561
Business Services – 6.93%
Corporate Executive Board	300	27,219
†Global Cash Access Holdings	2,400	38,448
†Monster Worldwide	600	29,646
†Portfolio Recovery Associates	800	34,776
†WESCO International	600	36,432
		166,521
Consumer Durables – 2.80%
†Activision	2,400	40,872
†Williams Scotsman International	1,300	26,286
		67,158
Consumer Non-Durables – 8.65%
†Carter’s	400	10,160
†Coach	900	41,274
†Gymboree	800	34,632
†Hibbett Sporting Goods	1,200	38,532
†Under Armour Class A	1,200	60,960
†Volcom	700	22,393
		207,951
Consumer Services – 8.77%
†Chipotle Mexican Grill Class A	700	41,594
†First Cash Financial Services	2,100	49,308
Host Hotels & Resorts	1,400	37,058
†Life Time Fitness	500	27,100
†Sonic	1,000	22,210
†Wynn Resorts	300	33,522
		210,792
Energy – 4.17%
†Cameron International	700	36,750
†Grant Prideco	800	31,344
†Helix Energy Solutions Group	1,000	32,170
		100,264
Financials – 9.99%
†Affiliated Managers	400	44,560
†AmCOMP	2,700	29,052
Ashford Hospitality Trust	2,400	29,544
Compass Bancshares	500	30,450
†Employers Holdings	500	9,985
†First Mercury Financial	800	17,520
Home Bancshares	700	17,493
Nuveen Investments Class A	700	34,650
Tower Group	800	26,880
		240,134
Health Care – 18.37%
†CV Therapeutics	800	10,792
Dade Behring	800	33,664
†Express Scripts Class A	600	41,712

†Hologic	600	33,330
†Immucor	750	23,655
†Invitrogen	500	30,615
†LifeCell	700	16,737
†MGI PHARMA	1,300	24,986
†Micrus Endovascular	2,300	54,625
†Nastech Pharmaceutical	2,300	30,199
†PDL BioPharma	1,500	30,765
†Rigel Pharmaceuticals	1,000	11,350
†Sciele Pharma	1,600	38,000
†Telik	2,700	18,117
†United Therapeutics	800	42,880
		441,427
Technology – 24.27%
†Akamai Technologies	900	50,562
†Amdocs	800	27,744
†Citrix Systems	500	15,835
†Cymer	500	21,115
†Emageon	2,000	24,000
†Emulex	700	12,425
†F5 Networks	400	28,576
†Focus Media Holding ADR	300	24,798
†Foundry Networks	1,800	26,046
†Informatica	1,200	15,072
†IPG Photonics	500	13,205
†Isilon Systems	1,000	23,090
†Microsemi	1,600	29,120
†NutriSystem	500	22,025
†Perot Systems Class A	1,900	31,046
†Polycom	1,100	36,982
†Rackable Systems	1,100	21,010
†salesforce.com	600	26,298
Satyam Computer Services ADR	1,100	25,608
†SAVVIS	600	26,892
†Tellabs	3,400	34,238
†TIBCO Software	3,100	28,768
†Trident Microsystems	900	18,783
		583,238
Transportation – 2.44%
Hunt (J.B.) Transport Services	1,000	25,130
UTi Worldwide	1,100	33,440
		58,570
Total Common Stock (cost $1,932,993)		2,363,616

Total Value of Securities – 98.36%
(cost $1,932,993)		2,363,616
Receivables and Other Assets Net of Liabilities (See Notes) – 1.64%		39,326
Net Assets Applicable to 235,295 Shares Outstanding – 100.00%		$2,402,942

ADR – American Depositary Receipts

†Non-income producing security for the period ended January 31, 2007.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Smid-Cap Growth Equity Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value  calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,933,645
Aggregate unrealized appreciation	509,496
Aggregate unrealized depreciation	(79,525)
Net unrealized appreciation	$429,971

For federal income tax purposes, at October 31, 2006, capital loss carryforwards of $44,605 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $40,980 expires in 2013, and $3,625 expires in 2014.

3. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio

January 31, 2007

	Number of
	Shares	Value
Common Stock – 97.59%
Basic Industries/Capital Goods – 4.21%
Graco	6,400	$260,928
		260,928
Business Services – 11.57%
Expeditors International Washington	5,800	247,602
†Global Cash Access Holdings	17,000	272,340
Global Payments	5,200	196,352
		716,294
Consumer Durables – 8.69%
Gentex	16,700	292,083
†Select Comfort	13,350	246,174
		538,257
Consumer Non-Durables – 13.11%
†Blue Nile	6,500	240,565
Fastenal	7,200	268,416
†NetFlix	13,300	303,240
		812,221
Consumer Services – 19.18%
IHOP	4,598	244,614
Jackson Hewitt Tax Service	9,800	358,385
Strayer Education	2,500	284,425
Weight Watchers International	5,561	300,461
		1,187,885
Financials – 16.02%
†Affiliated Managers Group	1,800	200,520
Financial Federal	8,016	229,258
†IntercontinentalExchange	2,400	313,320
optionsXpress Holdings	10,500	249,375
		992,473
Health Care – 5.15%
†Techne	5,500	319,220
		319,220
Technology – 14.26%
Blackbaud	12,900	309,213
†j2 Global Communications	10,300	272,744
†NAVTEQ	8,500	301,580
		883,537
Transportation – 5.40%
C.H. Robinson Worldwide	6,300	334,215
		334,215
Total Common Stock (cost $5,859,577)		6,045,030

	Principal
	Amount
Federal Agency (Discount Notes) – 2.42%
^Fannie Mae Discount Notes 5.005% 2/1/07	$150,000	150,000
Total Federal Agency (Discount Notes) (cost $150,000)		150,000

Total Value of Securities – 100.01%
(cost $6,009,577)		6,195,030
Liabilities Net of Receivables and Other Assets (See Notes) – (0.01%)		(819)
Net Assets Applicable to 621,699 Shares Outstanding – 100.00%		$6,194,211

†Non-income producing security for the period ended January 31, 2007.

^Zero coupon security. The rate shown is the yield at the time of purchase.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust – The Focus Smid-Cap Growth Equity Portfolio (the “Portfolio”).

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Portfolio is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Portfolio net asset value calculations as late as the Portfolio’s last net asset value calculation in the first required financial statement reporting period. As a result, the Portfolio will incorporate FIN 48 in its semiannual report on April 30, 2008. Although the Portfolio’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolio’s financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,009,577
Aggregate unrealized appreciation	$486,916
Aggregate unrealized depreciation	(301,463)
Net unrealized appreciation	$185,453

3. Credit and Market Risk

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. At January 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

Management has made changes that have materially affected, or are reasonably like to materially affect, registrant’s internal controls over financial reporting.  To seek to increase the controls’ effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant’s independent public accountants in connection with such reviews.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Delaware Pooled Trust

PATRICK P. COYNE

By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE

By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 27, 2007

RICHARD SALUS

By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 27, 2007